T. ROWE PRICE Spectrum Conservative Allocation Fund
February 28, 2026 Unaudited

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  1.8%
522 Funding
Series 2019-5A, Class BR2, CLO, FRN
3M TSFR + 1.50%, 5.16%, 4/15/35 (1) 250,000 250
Abry Liquid Credit
Series 2026-3A, Class A1, CLO, FRN
3M TSFR + 1.23%, 4.902%, 4/20/39 (1) 405,000 405
Affirm Master Trust
Series 2025-2A, Class A
4.67%, 7/15/33 (1) 670,000 675
Affirm Master Trust
Series 2025-3A, Class A
4.45%, 10/16/34 (1) 435,000 438
Affirm Master Trust
Series 2026-1A, Class A
4.37%, 2/15/34 (1) 210,000 211
AGL
Series 2021-10A, Class A1R2, CLO, FRN
3M TSFR + 1.17%, 4.832%, 4/15/39 (1) 785,000 785
AGL
Series 2021-13A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 10/20/34 (1) 250,000 250
Ally Bank Auto Credit-Linked Notes
Series 2025-A, Class A2
4.452%, 6/15/33 (1) 287,869 290
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class A2
4.305%, 9/15/33 (1) 319,133 321
Ally Bank Auto Credit-Linked Notes
Series 2025-B, Class B
4.501%, 9/15/33 (1) 590,828 594
AmeriCredit Automobile Receivables Trust
Series 2023-1, Class C
5.80%, 12/18/28  410,000 417
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 250,000 249
Anchorage Capital
Series 2026-22A, Class AR4, CLO, FRN
3M TSFR + 1.23%, 4.809%, 1/20/39 (1) 595,000 594
Applebee's Funding
Series 2023-1A, Class A2
7.824%, 3/5/53 (1) 215,000 218
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 3,607 4

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Auxilior Term Funding
Series 2024-1A, Class A3
5.49%, 7/15/31 (1) 130,000 132
Avis Budget Rental Car Funding AESOP
Series 2025-3A, Class A
4.17%, 2/20/30 (1) 100,000 100
Barings
Series 2023-4A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.825%, 1/20/39 (1) 980,000 980
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 4.767%, 12/26/31 (1) 90,948 91
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class C, FRN
SOFR30A + 1.50%, 5.167%, 12/26/31 (1) 87,450 88
Bayview Opportunity Master Fund VII
Series 2025-EDU1, Class A, FRN
SOFR30A + 1.30%, 4.967%, 7/27/48 (1) 802,934 802
Benefit Street Partners XXIII
Series 2021-23A, Class B1R, CLO, FRN
3M TSFR + 1.55%, 5.218%, 4/25/34 (1) 250,000 250
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33 (1) 48,162 48
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3
4.04%, 12/17/29  100,000 100
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  260,000 260
CarMax Auto Owner Trust
Series 2024-1, Class B
5.17%, 8/15/29  65,000 66
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  235,000 238
CarMax Auto Owner Trust
Series 2025-4, Class A3
3.97%, 12/16/30  150,000 151
CarMax Auto Owner Trust
Series 2025-4, Class A4
4.08%, 6/16/31  150,000 151
CarMax Select Receivables Trust
Series 2024-A, Class A3
5.40%, 11/15/28  115,000 116

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CarMax Select Receivables Trust
Series 2024-A, Class B
5.35%, 1/15/30  135,000 137
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 205,000 207
Carvana Auto Receivables Trust
Series 2024-P2, Class A4
5.21%, 6/10/30  315,000 323
Carvana Auto Receivables Trust
Series 2025-P3, Class B
4.48%, 10/10/31  70,000 71
Carvana Auto Receivables Trust
Series 2025-P4, Class A4
4.25%, 11/10/31  775,000 785
Carvana Auto Receivables Trust
Series 2025-P4, Class B
4.59%, 1/12/32  55,000 56
Cedar Funding XV
Series 2022-15A, Class AR, CLO, FRN
3M TSFR + 1.28%, 4.917%, 1/20/39 (1) 435,000 436
Chase Auto Credit Linked Notes
Series 2025-1, Class B
4.753%, 2/25/33 (1) 261,144 263
CIFC Funding
Series 2018-1A, Class A1R, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/18/38 (1) 425,000 426
CIFC Funding
Series 2020-4A, Class BR, CLO, FRN
3M TSFR + 1.65%, 5.322%, 1/15/40 (1) 250,000 251
Clarus Capital Funding
Series 2024-1A, Class A2
4.71%, 8/20/32 (1) 86,435 87
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 765,000 756
Dell Equipment Finance Trust
Series 2023-3, Class C
6.17%, 4/23/29 (1) 110,000 110
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 265,000 267
Dell Equipment Finance Trust
Series 2025-2, Class A3
4.12%, 3/24/31 (1) 135,000 136

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Dell Equipment Finance Trust
Series 2025-2, Class B
4.34%, 3/24/31 (1) 100,000 101
DLLMT
Series 2026-1A, Class A3
4.20%, 12/20/29 (1) 75,000 75
DLLMT
Series 2026-1A, Class A4
4.36%, 9/20/33 (1) 20,000 20
DLLST
Series 2024-1A, Class A3
5.05%, 8/20/27 (1) 93,881 94
DLLST
Series 2024-1A, Class A4
4.93%, 4/22/30 (1) 40,000 40
Drive Auto Receivables Trust
Series 2021-3, Class D
1.94%, 6/15/29 (1) 269,796 268
Drive Auto Receivables Trust
Series 2025-2, Class B
4.14%, 9/15/32  160,000 160
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 123,159 122
Dryden
Series 2021-93A, Class BR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 1/15/38 (1) 265,000 266
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 91,871 95
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 73,866 77
Eldridge
Series 2025-2A, Class A1, CLO, FRN
3M TSFR + 1.28%, 4.916%, 1/20/39 (1) 310,000 311
Elmwood
Series 2022-7A, Class AR2, CLO, FRN
3M TSFR + 1.20%, 4.828%, 1/20/39 (1) 270,000 270
Enterprise Fleet Financing
Series 2024-1, Class A3
5.16%, 9/20/30 (1) 260,000 265
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 150,000 152

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 105,000 108
Enterprise Fleet Financing
Series 2025-3, Class A3
4.46%, 9/20/29 (1) 290,000 294
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  80,500 82
Exeter Automobile Receivables Trust
Series 2025-5A, Class A3
4.24%, 11/15/29  190,000 191
Exeter Automobile Receivables Trust
Series 2026-1A, Class A3
4.03%, 3/15/30  240,000 241
Exeter Select Automobile Receivables Trust
Series 2025-3, Class A3
4.18%, 12/16/30  270,000 271
Ford Credit Auto Owner Trust
Series 2022-C, Class C
5.22%, 3/15/30  200,000 201
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 900,000 919
Fortress Credit BSL XXVI
Series 2024-4A, Class B, CLO, FRN
3M TSFR + 1.90%, 5.572%, 1/15/38 (1) 250,000 251
Fortress Credit BSL XXVIII
Series 2026-1A, Class A1, CLO, FRN
3M TSFR + 1.29%, 4/20/39 (1)(2) 250,000 250
GM Financial Automobile Leasing Trust
Series 2026-1, Class B
4.12%, 1/22/30  55,000 55
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 229,200 216
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 305,435 317
HPEFS Equipment Trust
Series 2023-2A, Class C
6.48%, 1/21/31 (1) 54,537 55
HPEFS Equipment Trust
Series 2023-2A, Class D
6.97%, 7/21/31 (1) 100,000 101

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
HPEFS Equipment Trust
Series 2024-2A, Class A3
5.36%, 10/20/31 (1) 106,702 107
HPEFS Equipment Trust
Series 2024-2A, Class B
5.35%, 10/20/31 (1) 100,000 101
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 131,061 133
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B
4.957%, 3/21/33 (1) 215,842 218
Hyundai Auto Receivables Trust
Series 2026-A, Class B
4.10%, 12/15/32  45,000 45
Hyundai Auto Receivables Trust
Series 2026-A, Class C
4.31%, 6/15/33  80,000 80
Invesco
Series 2021-3A, Class A1R, CLO, FRN
3M TSFR + 1.08%, 4.749%, 10/22/34 (1) 250,000 250
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 5.042%, 7/15/35 (1) 400,000 401
KKR
Series 34A, Class AR, CLO, FRN
3M TSFR + 1.10%, 4.772%, 7/15/34 (1) 320,000 320
Madison Park Funding XXXV
Series 2019-35A, Class A1R2, CLO, FRN
3M TSFR + 1.22%, 4.799%, 2/13/39 (1) 360,000 360
MMAF Equipment Finance
Series 2021-A, Class A5
1.19%, 11/13/43 (1) 135,000 135
MMAF Equipment Finance
Series 2024-A, Class A3
4.95%, 7/14/31 (1) 585,000 595
MVW
Series 2023-1A, Class A
4.93%, 10/20/40 (1) 275,049 279
MVW
Series 2023-2A, Class A
6.18%, 11/20/40 (1) 65,805 68
MVW
Series 2023-2A, Class B
6.33%, 11/20/40 (1) 50,450 52

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navient Private Education Loan Trust
Series 2018-BA, Class A2A
3.61%, 12/15/59 (1) 5,941 6
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 450,000 411
Navient Refinance Loan Trust
Series 2026-A, Class A
4.50%, 1/18/56 (1) 210,000 211
Neuberger Berman Loan Advisers
Series 2021-43A, Class AR, CLO, FRN
3M TSFR + 1.05%, 4.718%, 7/17/36 (1) 395,000 394
Neuberger Berman XXI
Series 2016-21A, Class A1R3, CLO, FRN
3M TSFR + 1.32%, 4.988%, 1/20/39 (1) 400,000 401
Nissan Auto Receivables Owner Trust
Series 2025-A, Class B
4.79%, 10/15/31  140,000 144
NMEF Funding
Series 2026-A, Class A3
4.20%, 2/15/34 (1) 100,000 100
NMEF Funding
Series 2026-A, Class B
4.48%, 2/15/34 (1) 100,000 100
Northwoods Capital XIV-B
Series 2018-14BA, Class AR, CLO, FRN
3M TSFR + 1.25%, 4.883%, 11/13/31 (1) 184,329 185
OCP
Series 2017-13A, Class AR2, CLO, FRN
3M TSFR + 1.34%, 5.01%, 11/26/37 (1) 250,000 251
OCP
Series 2017-13A, Class B1R2, CLO, FRN
3M TSFR + 1.70%, 5.37%, 11/26/37 (1) 250,000 251
Octane Receivables Trust
Series 2023-3A, Class B
6.48%, 7/20/29 (1) 140,000 141
Octane Receivables Trust
Series 2023-3A, Class C
6.74%, 8/20/29 (1) 100,000 102
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 73,204 74
Octane Receivables Trust
Series 2025-RVM1, Class A
4.48%, 12/20/46 (1) 269,743 271

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 24,121 24
Progress Residential Trust
Series 2021-SFR6, Class D
2.225%, 7/17/38 (1) 620,000 614
Regatta XVI Funding
Series 2019-2A, Class A1R2, CLO, FRN
3M TSFR + 1.19%, 4.84%, 4/15/39 (1) 345,000 345
Rockford Tower
Series 2019-2A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.786%, 8/20/32 (1) 264,915 265
Rockford Tower
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.13%, 4.798%, 7/20/34 (1) 660,000 661
RR 28
Series 2024-28RA, Class A1R, CLO, FRN
3M TSFR + 1.55%, 5.222%, 4/15/37 (1) 595,000 595
RR 34
Series 2024-34RA, Class A2AR, CLO, FRN
3M TSFR + 1.70%, 5.372%, 10/15/39 (1) 305,000 305
Santander Bank Auto Credit-Linked Notes
Series 2023-B, Class B
5.64%, 12/15/33 (1) 111,009 113
Santander Bank Auto Credit-Linked Notes
Series 2024-B, Class C
5.141%, 1/18/33 (1) 306,600 309
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  35,702 36
Santander Drive Auto Receivables Trust
Series 2025-1, Class A3
4.74%, 1/16/29  161,930 162
Santander Drive Auto Receivables Trust
Series 2025-1, Class B
4.88%, 3/17/31  415,000 418
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3
3.93%, 7/15/30  170,000 170
Santander Drive Auto Receivables Trust
Series 2026-1, Class B
4.07%, 4/15/32  250,000 251
SCF Equipment Leasing
Series 2025-1A, Class A2
4.82%, 7/22/30 (1) 145,312 146

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SCF Equipment Leasing
Series 2025-1A, Class A3
5.11%, 11/21/33 (1) 300,000 308
Sculptor XXVII
Series 27A, Class BRR, CLO, FRN
3M TSFR + 1.50%, 5.159%, 4/20/37 (1) 250,000 250
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 487,000 501
Securitized Term Auto Receivables Trust
Series 2025-B, Class B
4.925%, 12/29/32 (1) 133,962 135
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 501,504 474
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class A4
4.94%, 1/21/31 (1) 115,000 117
SFS Auto Receivables Securitization Trust
Series 2024-1A, Class C
5.51%, 1/20/32 (1) 60,000 62
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 252,438 255
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 65,000 67
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class A4
4.07%, 1/20/32 (1) 165,000 166
SFS Auto Receivables Securitization Trust
Series 2026-1A, Class B
4.27%, 6/21/32 (1) 145,000 146
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 174,251 171
SOUND POINT XXII
Series 2019-1A, Class BRR, CLO, FRN
3M TSFR + 1.65%, 5.318%, 1/20/32 (1) 250,000 250
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class A4
4.29%, 6/20/29 (1) 245,000 247
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class B
4.47%, 7/20/29 (1) 110,000 111

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-BA, Class C
4.71%, 1/22/30 (1) 19,000 19
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-CA, Class B
4.25%, 12/20/29 (1) 200,000 202
Symphony
Series 2022-37A, Class AR2, CLO, FRN
3M TSFR + 1.13%, 4.795%, 1/20/37 (1) 310,000 310
Symphony XVI
Series 2015-16A, Class ARR, CLO, FRN
3M TSFR + 1.20%, 4.872%, 10/15/31 (1) 155,837 156
Symphony XXXI
Series 2022-31A, Class AR, CLO, FRN
3M TSFR + 1.17%, 4.839%, 1/22/38 (1) 250,000 250
Symphony XXXI
Series 2022-31A, Class BR, CLO, FRN
3M TSFR + 1.50%, 5.169%, 1/22/38 (1) 375,000 377
Synchrony Card Issuance Trust
Series 2025-A1, Class A
4.78%, 2/15/31  385,000 392
Tricon Residential Trust
Series 2024-SFR2, Class A
4.75%, 6/17/40 (1) 154,511 155
Trinitas X
Series 2019-10A, Class AR2, CLO, FRN
3M TSFR + 1.14%, 4.812%, 1/15/35 (1) 975,000 976
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 43,944 44
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 79,450 81
Voya
Series 2021-2A, Class A1R, CLO, FRN
3M TSFR + 1.17%, 4.838%, 4/20/38 (1) 805,000 806
Wheels Fleet Lease Funding 1
Series 2025-3A, Class A1
4.08%, 9/18/40 (1) 415,000 417
Wingspire Equipment Finance
Series 2025-1A, Class A2
4.33%, 9/20/33 (1) 100,000 100
Total Asset-Backed Securities (Cost $37,362) 37,598

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
BOND FUNDS  28.3%
T. Rowe Price Dynamic Global Bond Fund - I Class, 5.82% (3)
(4) 26,463,306 198,210
T. Rowe Price Emerging Markets Bond Fund - I Class,
5.58% (3)(4) 10,222,104 101,914
T. Rowe Price Inflation Protected Bond Fund - I Class,
0.77% (3)(4) 1,133,220 11,831
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 6.48% (3)(4) 3,893,045 35,933
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.99% (3)(4) 10,902,072 86,344
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
3.08% (3)(4) 14,340,469 123,615
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 0.35% (3)(4) 2,158,418 10,188
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
4.58% (3)(4) 2,198,012 16,287
Total Bond Funds (Cost $618,795) 584,322
COMMON STOCKS  34.2%
COMMUNICATION SERVICES  2.7%
Diversified Telecommunication Services  0.2%
BT Group (GBP)  440,575 1,284
GCI Liberty, Class C (5) 1,009 40
KT (KRW)  25,020 1,158
Telstra Group (AUD)  219,310 808
Uniti Group (5) 46,352 339
3,629
Entertainment  0.4%
Atlanta Braves Holdings, Class C (5) 5,966 261
Madison Square Garden Sports (5) 1,326 440
Netflix (5) 56,334 5,421
Nintendo (JPY)  14,300 809
Walt Disney  16,400 1,739
8,670
Interactive Media & Services  1.8%
Alphabet, Class A  19,925 6,212
Alphabet, Class C  63,064 19,640
Meta Platforms, Class A  15,953 10,340
Pinterest, Class A (5) 26,153 448
Reddit, Class A (5) 146 21

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tencent Holdings (HKD)  6,900 454
37,115
Wireless Telecommunication Services  0.3%
KDDI (JPY)  72,900 1,252
T-Mobile U.S.  22,961 4,985
6,237
Total Communication Services 55,651
CONSUMER DISCRETIONARY  3.5%
Automobile Components  0.0%
Autoliv, SDR (SEK)  5,959 707
Patrick Industries  1,193 148
855
Automobiles  0.4%
Suzuki Motor (JPY)  64,900 982
Tesla (5) 10,797 4,346
Toyota Motor (JPY)  97,000 2,350
7,678
Broadline Retail  0.8%
Alibaba Group Holding (HKD)  24,436 442
Amazon.com (5) 62,204 13,063
Isetan Mitsukoshi Holdings (JPY) (6) 62,600 1,229
Next (GBP)  6,244 1,138
Savers Value Village (5) 21,533 203
Sea, ADR (5) 11,460 1,243
17,318
Diversified Consumer Services  0.1%
Liberty Live Holdings, Class C (5) 19,484 1,942
1,942
Hotels, Restaurants & Leisure  0.7%
Airbnb, Class A (5) 6,214 840
Amadeus IT Group (EUR)  13,026 806
Booking Holdings  1,023 4,337
Cava Group (5) 117 10
Chipotle Mexican Grill (5) 18,684 695
Compass Group (GBP)  59,627 1,826
DoorDash, Class A (5) 3,118 550
Dutch Bros, Class A (5) 3,873 208
Life Time Group Holdings (5) 9,433 255
McDonald's  11,401 3,888
Planet Fitness, Class A (5) 9,532 783

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Wingstop  1,031 267
Wyndham Hotels & Resorts  3,306 270
14,735
Household Durables  0.3%
Installed Building Products  765 251
Panasonic Holdings (JPY)  53,900 869
Persimmon (GBP)  23,085 468
PulteGroup  7,561 1,037
Sony Group (JPY)  96,700 2,223
Toll Brothers  4,502 708
5,556
Specialty Retail  1.0%
AutoZone (5) 587 2,205
Boot Barn Holdings (5) 771 146
Burlington Stores (5) 808 248
Carvana (5) 16,292 5,444
Floor & Decor Holdings, Class A (5) 4,042 279
Home Depot  3,967 1,510
Kingfisher (GBP)  177,083 891
Lowe's  11,558 3,058
O'Reilly Automotive (5) 9,194 863
Ross Stores  3,742 769
TJX  14,364 2,322
Tractor Supply  31,960 1,657
Ulta Beauty (5) 1,948 1,334
Urban Outfitters (5) 1,521 101
20,827
Textiles, Apparel & Luxury Goods  0.2%
Asics (JPY)  52,800 1,618
Birkenstock Holding (5) 9,830 409
Kering (EUR)  2,888 968
Kontoor Brands  2,172 142
Moncler (EUR)  13,870 957
Samsonite Group (HKD)  57,600 142
4,236
Total Consumer Discretionary 73,147
CONSUMER STAPLES  1.5%
Beverages  0.1%
Coca-Cola  16,485 1,344
Diageo (GBP)  42,671 957
2,301

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail  0.3%
BJ's Wholesale Club Holdings (5) 2,255 223
Dollar Tree (5) 17,887 2,262
Grocery Outlet Holding (5) 40,828 404
PriceSmart  666 103
Seven & i Holdings (JPY) (6) 63,600 897
Tsuruha Holdings (JPY) (6) 25,500 430
U.S. Foods Holding (5) 10,416 1,006
5,325
Food Products  0.4%
Ajinomoto (JPY)  31,800 1,012
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $73 (5)(7)(8) 3,960 —
Magnum Ice Cream (GBP) (5) 31,257 495
Mondelez International, Class A  69,766 4,296
Nestle (CHF)  29,976 3,275
Simply Good Foods (5) 2,366 40
9,118
Household Products  0.4%
Colgate-Palmolive  20,018 1,985
Procter & Gamble  32,865 5,495
7,480
Personal Care Products  0.3%
L'Oreal (EUR)  2,728 1,278
Olaplex Holdings (5) 89,659 144
Unilever (GBP)  55,468 4,076
5,498
Tobacco  0.0%
Philip Morris International  4,591 858
Turning Point Brands  557 76
934
Total Consumer Staples 30,656
ENERGY  1.5%
Energy Equipment & Services  0.3%
Cactus, Class A  1,719 93
Liberty Energy  3,311 93
National Energy Services Reunited (5) 1,588 40
SLB  60,323 3,097
TechnipFMC  52,378 3,473

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Weatherford International  3,046 321
7,117
Oil, Gas & Consumable Fuels  1.2%
Canadian Natural Resources (CAD) (6) 23,000 1,006
Canadian Natural Resources  15,786 691
Cenovus Energy (CAD) (6) 26,741 596
Cenovus Energy  27,400 611
Chevron  13,865 2,589
ConocoPhillips  39,293 4,458
Denison Mines (CAD) (5) 30,016 125
Equinor (NOK)  20,009 600
Expand Energy  5,389 582
Exxon Mobil  9,242 1,409
Golar LNG  10,070 448
Magnolia Oil & Gas, Class A  4,474 124
PBF Energy, Class A  2,751 98
Range Resources  49,080 2,026
Shell, ADR  34,190 2,855
TotalEnergies (EUR)  35,365 2,833
Valero Energy  12,855 2,631
Viper Energy, Class A  6,748 314
23,996
Total Energy 31,113
FINANCIALS  5.6%
Banks  2.5%
ABN AMRO Bank, CVA (EUR)  16,021 537
ANZ Group Holdings (AUD)  60,128 1,711
Atlantic Union Bankshares  8,935 331
Banc of California  26,061 481
Banco Bilbao Vizcaya Argentaria (EUR)  68,632 1,590
Banco Santander (EUR)  174,315 2,198
Bank of America  90,087 4,489
Barclays (GBP)  223,263 1,355
BAWAG Group (EUR)  2,970 460
Citigroup  13,207 1,455
Columbia Banking System  19,209 547
CRB Group, Acquisition Date: 1/28/22 - 1/15/26, Cost $198 (5)
(7)(8) 1,931 203
CRB Group, Warrants, 1/8/27, Acquisition Date: 1/16/26,
Cost $— (5)(7)(8) 356 —
DBS Group Holdings (SGD)  34,563 1,557
Dime Community Bancshares  7,231 234

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DNB Bank (NOK)  43,846 1,388
East West Bancorp  6,020 659
Eastern Bankshares  27,834 544
Equity Bancshares, Class A  5,822 261
Erste Group Bank (EUR)  8,005 950
FB Financial  5,950 325
Fifth Third Bancorp  30,977 1,532
Five Star Bancorp  7,808 304
Flagstar Bank  22,320 283
HDFC Bank (INR)  91,128 891
Home BancShares  8,395 231
Huntington Bancshares  31,600 531
ING Groep (EUR)  51,714 1,492
Intesa Sanpaolo (EUR)  164,951 1,132
JPMorgan Chase  25,931 7,787
Kearny Financial  10,514 80
Live Oak Bancshares  8,492 308
Lloyds Banking Group (GBP)  1,191,175 1,627
Mitsubishi UFJ Financial Group (JPY)  138,800 2,577
National Bank of Canada (CAD)  5,727 799
OceanFirst Financial  8,512 154
Prosperity Bancshares  5,239 369
Resona Holdings (JPY)  56,400 688
Skandinaviska Enskilda Banken, Class A (SEK)  59,662 1,269
Societe Generale (EUR)  20,436 1,771
SOUTHSTATE BANK  5,844 577
Standard Chartered (GBP)  67,982 1,677
Sumitomo Mitsui Trust Group (JPY)  33,178 1,157
Texas Capital Bancshares (5) 5,502 524
UniCredit (EUR)  20,101 1,712
USCB Financial Holdings  5,183 98
Western Alliance Bancorp  4,690 377
51,222
Capital Markets  1.0%
3i Group (GBP)  19,429 868
Bridgepoint Group (GBP)  129,225 436
Brookfield (CAD)  21,822 957
Cboe Global Markets  1,381 414
Charles Schwab  41,106 3,913
CME Group  2,165 692
CVC Capital Partners (EUR)  30,836 440
Goldman Sachs Group  3,306 2,842
Hamilton Lane, Class A  2,303 242

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $90 (5)(7)(8) 6,420 109
Intercontinental Exchange  14,682 2,410
Macquarie Group (AUD)  6,784 1,030
Miami International Holdings (5) 11,531 491
Moody's  922 440
Morgan Stanley  11,029 1,836
PJT Partners, Class A  491 72
StoneX Group (5) 3,577 456
TMX Group (CAD)  17,412 587
Tradeweb Markets, Class A  8,268 1,019
UBS Group (CHF)  29,210 1,214
20,468
Consumer Finance  0.1%
American Express  9,404 2,905
2,905
Financial Services  1.0%
Adyen (EUR) (5) 456 535
Apollo Global Management  2,341 245
Berkshire Hathaway, Class B (5) 9,683 4,889
HA Sustainable Infrastructure Capital  7,292 266
Klarna Group (5) 6,239 85
Marqeta, Class A (5) 72,802 280
Mastercard, Class A  6,532 3,378
ORIX (JPY)  23,700 832
PennyMac Financial Services  7,175 660
Rocket, Class A  18,848 343
Visa, Class A  27,615 8,841
20,354
Insurance  1.0%
Admiral Group (GBP)  18,467 738
AIA Group (HKD)  109,800 1,211
Allstate  9,030 1,937
Aviva (GBP)  111,908 1,031
AXA (EUR)  30,223 1,478
Chubb  11,350 3,869
Definity Financial (CAD)  29,579 1,481
Generali (EUR)  14,210 605
Goosehead Insurance, Class A (5) 4,943 268
Hagerty, Class A (5) 12,075 142
Mandatum (EUR)  76,918 620
Marsh & McLennan  2,441 456
MetLife  9,922 715

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Neptune Insurance Holdings, Class A (5) 12,741 265
Progressive  6,106 1,305
RLI  2,692 168
Root, Class A (5) 2,314 120
Sampo, Class A (EUR)  117,922 1,307
Tokio Marine Holdings (JPY)  30,800 1,279
Travelers  2,651 818
TWFG (5) 7,240 147
White Mountains Insurance Group  114 253
20,213
Mortgage Real Estate Investment Trusts  0.0%
Annaly Capital Management, REIT  22,839 531
531
Total Financials 115,693
HEALTH CARE  3.7%
Biotechnology  0.7%
AbbVie  7,145 1,658
Argenx, ADR (5) 1,301 998
Bicara Therapeutics (5) 18,169 305
Black Diamond Therapeutics (5) 23,247 57
CG oncology (5) 2,681 158
Cytokinetics (5) 9,348 582
Denali Therapeutics (5) 18,219 386
Dyne Therapeutics (5) 48,658 760
Erasca (5) 38,113 521
Gilead Sciences  32,892 4,899
Immatics (5) 47,094 487
Immunocore Holdings, ADR (5) 7,284 235
Immunome (5) 46,084 1,007
Immunovant (5) 14,267 396
Ionis Pharmaceuticals (5) 280 23
Kodiak Sciences (5) 1,589 43
Kymera Therapeutics (5) 4,935 451
MapLight Therapeutics (5) 5,423 94
Nuvalent, Class A (5) 2,879 293
Perceptive Capital Solutions SPAC/Freenome Holdings PIPE,
Acquisition Date: 12/5/25, Cost $84 (5)(8)(9) 8,449 97
Praxis Precision Medicines (5) 690 232
Prime Medicine (5) 10,723 49
Regeneron Pharmaceuticals  1,377 1,076
Shattuck Labs (5) 17,708 69

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Warrants, 8/21/35, Acquisition Date:
11/7/25, Cost $— (5)(7)(8) 1,057 8
Vaxcyte (5) 5,818 359
Xenon Pharmaceuticals (5) 1,849 80
15,323
Health Care Equipment & Supplies  0.6%
Abbott Laboratories  22,348 2,600
EssilorLuxottica (EUR)  3,334 883
Hoya (JPY)  4,900 885
Intuitive Surgical (5) 4,211 2,120
iRadimed  465 48
Koninklijke Philips (EUR)  45,938 1,472
Medline, Class A (5) 3,259 155
Neogen (5) 26,895 302
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $114 (5)(7)
(8) 30,352 9
PROCEPT BioRobotics (5) 11,591 263
QuidelOrtho (5) 13,630 310
Siemens Healthineers (EUR)  23,599 1,171
Sonova Holding (CHF)  1,349 352
STERIS  3,338 842
Stryker  2,020 783
Ypsomed Holding (CHF) (6) 378 131
12,326
Health Care Providers & Services  0.9%
Alignment Healthcare (5) 32,785 630
BrightSpring Health Services (5) 16,502 684
Cencora  10,787 4,014
CVS Health  6,128 490
Elevance Health  4,211 1,347
Encompass Health  7,761 837
Ensign Group  1,397 299
GeneDx Holdings (5) 674 54
Molina Healthcare (5) 1,263 195
Oscar Health, Class A (5) 12,531 171
Quest Diagnostics  10,586 2,243
Surgery Partners (5) 7,541 117
Tenet Healthcare (5) 10,125 2,424
UnitedHealth Group  16,530 4,848
18,353

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Technology  0.0%
Veeva Systems, Class A (5) 2,735 498
498
Life Sciences Tools & Services  0.3%
BioLife Solutions (5) 19,205 465
Bio-Techne  4,542 268
Danaher  4,549 958
Maravai LifeSciences Holdings, Class A (5) 14,732 52
Mettler-Toledo International (5) 763 1,043
Personalis (5) 25,465 231
Repligen (5) 2,924 376
Revvity  15,040 1,479
Sotera Health (5) 19,566 318
Stevanato Group  13,666 212
Thermo Fisher Scientific  1,592 830
6,232
Pharmaceuticals  1.2%
AstraZeneca  24,437 5,094
Axsome Therapeutics (5) 51 8
Chugai Pharmaceutical (JPY)  25,500 1,720
Elanco Animal Health (5) 37,021 977
Eli Lilly  4,822 5,073
Johnson & Johnson  9,700 2,410
Merck  7,600 941
Novartis (CHF)  16,934 2,847
Novo Nordisk, Class B (DKK)  33,587 1,270
Roche Holding (CHF)  6,727 3,201
Sanofi (EUR)  11,715 1,146
24,687
Total Health Care 77,419
INDUSTRIALS & BUSINESS SERVICES  5.1%
Aerospace & Defense  0.8%
Airbus (EUR)  9,115 1,979
Beta Technologies, Class A (5) 7,196 135
CSG (EUR) (5) 4,764 179
General Electric  15,521 5,312
Karman Holdings (5) 2,450 216
Kratos Defense & Security Solutions (5) 2,928 252
Leonardo DRS  1,678 73
Loar Holdings (5) 10,394 736
Melrose Industries (GBP)  56,869 433

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mercury Systems (5) 3,819 340
Northrop Grumman  1,085 786
Rheinmetall (EUR)  596 1,179
Rolls-Royce Holdings (GBP)  97,194 1,748
Safran (EUR)  4,002 1,612
TransDigm Group  286 373
VSE  7,448 1,691
17,044
Building Products  0.1%
Advanced Drainage Systems  509 87
AZZ  4,813 654
CSW Industrials  954 281
Kingspan Group (EUR)  4,912 486
Simpson Manufacturing  494 96
1,604
Commercial Services & Supplies  0.3%
Casella Waste Systems, Class A (5) 4,656 434
Cintas  1,748 352
Clean Harbors (5) 1,410 413
Element Fleet Management (CAD)  43,010 1,024
MSA Safety  1,354 265
OPENLANE (5) 3,556 101
Republic Services  13,117 3,004
Secure Waste Infrastructure (CAD) (6) 20,086 279
5,872
Construction & Engineering  0.2%
API Group (5) 21,644 962
Arcosa  4,451 478
MYR Group (5) 700 189
Shimizu (JPY)  38,300 856
Vinci (EUR)  7,180 1,192
WillScot Holdings  12,981 281
3,958
Electrical Equipment  0.6%
ABB (CHF)  20,375 1,898
AMETEK  14,178 3,392
Fujikura (JPY)  4,300 734
GE Vernova  1,703 1,488
Legrand (EUR)  4,866 881
Mitsubishi Electric (JPY)  50,800 1,933

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Prysmian (EUR)  16,653 2,006
12,332
Ground Transportation  0.4%
CSX  70,688 3,018
Norfolk Southern  4,329 1,362
Old Dominion Freight Line  16,877 3,427
Saia (5) 1,036 420
8,227
Industrial Conglomerates  0.4%
Hitachi (JPY)  65,100 2,131
Siemens (EUR)  16,181 4,679
SK Square (KRW) (5) 2,254 1,011
7,821
Machinery  1.7%
Alliance Laundry Holdings (5) 4,492 101
Atmus Filtration Technologies  6,354 410
Caterpillar  5,396 4,008
CECO Environmental (5) 4,277 259
Crane  1,062 213
Deere  11,055 6,961
Enpro  1,490 385
Esab  9,143 1,154
ESCO Technologies  672 186
Federal Signal  1,469 171
Flowserve  2,116 187
Graco  2,773 260
Ingersoll Rand  10,842 1,021
JBT Marel  2,137 329
Kadant  301 102
KION Group (EUR)  11,421 775
Komatsu (JPY)  11,900 571
Middleby (5) 2,042 345
Otis Worldwide  18,670 1,728
Parker-Hannifin  4,525 4,567
Pentair  21,369 2,120
RBC Bearings (5) 1,649 950
Sandvik (SEK)  44,688 1,969
Spirax Group (GBP)  2,554 272
SPX Technologies (5) 1,184 269
Standex International  603 158
Techtronic Industries (HKD)  45,500 737
Weir Group (GBP)  3,785 179

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Westinghouse Air Brake Technologies  16,153 4,264
34,651
Passenger Airlines  0.1%
Ryanair Holdings, ADR  17,522 1,183
1,183
Professional Services  0.2%
Booz Allen Hamilton Holding  9,538 752
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $36 (5)(7)(8) 4,755 39
Equifax  4,841 1,012
Parsons (5) 5,733 378
Recruit Holdings (JPY)  19,400 844
UL Solutions, Class A  3,815 320
3,345
Trading Companies & Distributors  0.3%
AerCap Holdings  7,388 1,104
Bunzl (GBP)  22,312 658
Diploma (GBP)  3,177 243
QXO (5) 25,487 610
Rush Enterprises, Class A  1,782 127
SiteOne Landscape Supply (5) 4,045 578
Sumitomo (JPY)  51,400 2,183
W.W. Grainger  756 865
6,368
Total Industrials & Business Services 102,405
INFORMATION TECHNOLOGY  7.7%
Communications Equipment  0.2%
Arista Networks (5) 8,571 1,144
Cisco Systems  25,074 1,992
Telefonaktiebolaget LM Ericsson, Class B (SEK)  77,829 900
Viavi Solutions (5) 5,303 158
4,194
Electronic Equipment, Instruments & Components  0.6%
Advanced Energy Industries  949 318
Bel Fuse, Class B  1,540 354
Belden  976 140
Fabrinet (5) 880 480
Keysight Technologies (5) 25,240 7,757
Littelfuse  851 300
Mirion Technologies (5) 35,739 772
TE Connectivity  8,468 1,949

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Teledyne Technologies (5) 430 293
12,363
IT Services  0.1%
Applied Digital (5) 6,794 185
Indra Sistemas (EUR) (6) 12,010 887
International Business Machines  3,129 752
Shopify, Class A (5) 9,732 1,175
2,999
Semiconductors & Semiconductor Equipment  3.9%
Advanced Micro Devices (5) 12,724 2,548
Analog Devices  9,672 3,441
ASML Holding (EUR)  3,586 5,216
ASML Holding  1,285 1,864
BE Semiconductor Industries (EUR)  3,832 859
Broadcom  38,835 12,410
Entegris  5,840 774
Impinj (5) 899 110
Infineon Technologies (EUR)  16,910 911
Intel (5) 18,465 842
KLA  1,699 2,590
Lam Research  3,635 850
Lattice Semiconductor (5) 15,895 1,520
MACOM Technology Solutions Holdings (5) 3,068 761
Monolithic Power Systems  878 1,003
NVIDIA  180,848 32,044
Onto Innovation (5) 1,188 257
Rambus (5) 2,657 265
Renesas Electronics (JPY)  59,200 1,116
Semtech (5) 4,664 421
SiTime (5) 539 214
Taiwan Semiconductor Manufacturing (TWD)  59,719 3,726
Taiwan Semiconductor Manufacturing, ADR  3,240 1,214
Texas Instruments  13,671 2,900
Tokyo Electron (JPY)  5,200 1,463
Tower Semiconductor (5) 1,536 192
79,511
Software  1.7%
Aestas DBA OpenAI, Class A, Acquisition Date: 10/3/25,
Cost $543 (5)(7)(8) 1,263 869
Aurora Innovation (5) 52,703 247
Canva, Class B, Acquisition Date: 8/16/21 - 12/17/21,
Cost $283 (5)(7)(8) 166 248

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Cellebrite DI (5) 15,161 202
Crowdstrike Holdings, Class A (5) 1,273 474
Datadog, Class A (5) 1,751 196
Gusto, Acquisition Date: 10/4/21, Cost $90 (5)(7)(8) 3,136 67
InterDigital  2,906 1,065
Microsoft  59,803 23,487
Oracle  8,986 1,307
Palantir Technologies, Class A (5) 2,680 368
PAR Technology (5) 11,903 195
PTC (5) 6,539 1,024
Roper Technologies  1,191 416
Salesforce  5,800 1,130
SAP (EUR)  9,781 1,965
ServiceNow (5) 15,599 1,685
Synopsys (5) 1,762 729
35,674
Technology Hardware, Storage & Peripherals  1.2%
Apple  89,385 23,614
GPGI, Class A  11,195 251
IonQ (5) 84 3
Samsung Electronics (KRW)  11,306 1,692
25,560
Total Information Technology 160,301
MATERIALS  1.3%
Chemicals  0.5%
Air Liquide (EUR)  7,698 1,619
Corteva  4,100 328
Element Solutions  20,339 714
Linde  8,802 4,472
Mitsubishi Chemical Group (JPY)  78,900 586
PPG Industries  6,218 766
Sherwin-Williams  1,573 570
Shin-Etsu Chemical (JPY)  32,400 1,276
10,331
Construction Materials  0.1%
Heidelberg Materials (EUR)  2,886 643
Holcim (CHF)  8,860 814
Knife River (5) 3,026 269
Martin Marietta Materials  1,581 1,070
United States Lime & Minerals  1,269 145
2,941

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Containers & Packaging  0.3%
Ball  36,725 2,466
International Paper  53,503 2,330
Packaging Corp. of America  9,767 2,267
7,063
Metals & Mining  0.3%
Antofagasta (GBP)  27,603 1,586
BHP Group (AUD)  18,211 739
BHP Group (GBP) (6) 18,606 761
Capstone Copper (CAD) (5) 22,203 229
Grupo Mexico, Series B (MXN)  39,611 502
OR Royalties  20,358 965
Royal Gold  126 38
Warrior Met Coal  2,402 200
5,020
Paper & Forest Products  0.1%
Louisiana-Pacific  2,113 179
Stora Enso, Class R (EUR)  59,912 813
992
Total Materials 26,347
MATERIALS  0.0%
Metals & Mining  0.0%
Glencore (GBP)  103,237 746
Total MATERIALS 746
REAL ESTATE  0.8%
Health Care Real Estate Investment Trusts  0.2%
CareTrust REIT, REIT  13,506 548
Welltower, REIT  14,329 2,968
3,516
Industrial Real Estate Investment Trusts  0.1%
EastGroup Properties, REIT  1,106 217
Segro (GBP)  51,580 584
Terreno Realty, REIT  5,532 365
1,166
Real Estate Management & Development  0.1%
Mitsubishi Estate (JPY)  37,800 1,275
Mitsui Fudosan (JPY)  89,500 1,206
2,481

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Residential Real Estate Investment Trusts  0.2%
Equity LifeStyle Properties, REIT  28,021 1,882
Essex Property Trust, REIT  3,363 858
Flagship Communities REIT  11,607 228
Independence Realty Trust, REIT  13,029 216
3,184
Retail Real Estate Investment Trusts  0.1%
Curbline Properties, REIT  28,277 786
Macerich, REIT  6,614 135
Scentre Group (AUD)  390,194 1,061
1,982
Specialized Real Estate Investment Trusts  0.1%
CubeSmart, REIT  5,978 246
Public Storage, REIT  3,301 1,014
VICI Properties, REIT  22,312 674
1,934
Total Real Estate 14,263
UTILITIES  0.7%
Electric Utilities  0.4%
Constellation Energy  4,882 1,611
Enel (EUR)  77,835 936
IDACORP  3,842 553
OGE Energy  8,806 433
Southern  40,791 3,972
Xcel Energy  2,125 177
7,682
Gas Utilities  0.0%
Atmos Energy  471 88
Chesapeake Utilities  4,737 644
732
Independent Power & Renewable Electricity
Producers  0.0%
Orsted (DKK) (5) 25,121 592
592
Multi-Utilities  0.3%
Ameren  14,432 1,635
Engie (EUR)  48,183 1,646
National Grid (GBP)  104,790 1,960
5,241

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Water Utilities  0.0%
California Water Service Group  6,423 290
Middlesex Water  3,340 180
470
Total Utilities 14,717
Total Miscellaneous Common Stocks  0.1% (10) 3,117
Total Common Stocks (Cost $367,044) 705,575
CONVERTIBLE BONDS  0.0%
HEALTH CARE  0.0%
Life Sciences Tools & Services  0.0%
Alamar Biosciences, 0.00%, 7/8/27, Acquisition Date: 1/8/26,
Cost $69 (5)(7)(8) 68,502 69
Total Health Care 69
Total Convertible Bonds (Cost $69) 69
CONVERTIBLE PREFERRED STOCKS  0.2%
CONSUMER DISCRETIONARY  0.0%
Specialty Retail  0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $85 (5)(7)(8) 14,624 12
Total Consumer Discretionary 12
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $27 (5)(7)(8) 1,449 —
Total Consumer Staples —
HEALTH CARE  0.1%
Biotechnology  0.0%
Kardigan, Series B, Acquisition Date: 9/4/25, Cost $61 (5)(7)(8) 2,877 62
Mirador Therapeutics, Series B, Acquisition Date: 7/31/25,
Cost $60 (5)(7)(8) 18,310 60
Treeline Biosciences, Series A-2, Acquisition Date: 11/7/25,
Cost $61 (5)(7)(8) 7,046 51
173
Health Care Equipment & Supplies  0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $45 (5)(7)
(8) 44,249 37

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Kardium, Series D-7, Acquisition Date: 6/9/25, Cost $36 (5)(7)
(8) 74,238 48
Kardium, Series D-8, Acquisition Date: 6/6/25, Cost $33 (5)(7)
(8) 51,014 33
118
Health Care Providers & Services  0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $84 (5)(7)(8) 34,928 47
47
Life Sciences Tools & Services  0.1%
Bruker, 6.38%, 9/1/28  540 169
Cellares, Series D, Acquisition Date: 12/12/25, Cost $68 (5)(7)
(8) 5,653 68
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $41 (5)(7)(8) 3,497 61
Manus Bio, Series One-6, Acquisition Date: 3/30/21,
Cost $46 (5)(7)(8) 4,418 13
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $61 (5)(7)(8) 4,451 97
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $92 (5)(7)(8) 2,075 46
454
Total Health Care 792
INDUSTRIALS & BUSINESS SERVICES  0.0%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $47 (5)(7)(8) 1,182 —
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $93 (5)(7)(8) 16,618 60
Epirus, Series D, Acquisition Date: 1/21/25, Cost $8 (5)(7)(8) 3,037 11
VSE, 5.75%, 2/1/29  4,003 232
303
Air Freight & Logistics  0.0%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $44 (5)(7)(8) 3,599 11
Flexe, Series D, Acquisition Date: 4/7/22, Cost $24 (5)(7)(8) 1,206 4
15
Electrical Equipment  0.0%
CelLink, Series D, Acquisition Date: 1/20/22, Cost $46 (5)(7)(8) 2,189 1
1
Machinery  0.0%
ESAB PIPE, Series A, Acquisition Date: 2/2/26, Cost $194 (5)
(7)(8)(9) 194 194
194

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services  0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $32 (5)(7)(8) 6,984 57
Checkr, Series D, Acquisition Date: 9/6/19, Cost $99 (5)(7)(8) 9,798 79
136
Total Industrials & Business Services 649
INFORMATION TECHNOLOGY  0.1%
Electronic Equipment, Instruments & Components  0.0%
Novanta, 6.50%, 11/1/28  4,669 273
273
IT Services  0.0%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $36 (5)(7)(8) 2,473 1
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $15 (5)(7)
(8) 777 —
1
Semiconductors & Semiconductor Equipment  0.0%
Lightmatter, Series D, Acquisition Date: 10/11/24, Cost $65 (5)
(7)(8) 815 70
70
Software  0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $17 (5)(7)(8) 10 15
Databricks, Series G, Acquisition Date: 2/1/21, Cost $93 (5)(7)
(8) 1,581 301
Databricks, Series H, Acquisition Date: 8/31/21, Cost $261 (5)
(7)(8) 3,552 675
Databricks, Series I, Acquisition Date: 9/14/23, Cost $30 (5)(7)
(8) 401 76
Gusto, Series E, Acquisition Date: 7/13/21, Cost $132 (5)(7)(8) 4,351 93
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $102 (5)(7)(8) 7,799 118
Nuro, Series D, Acquisition Date: 10/29/21, Cost $44 (5)(7)(8) 2,102 32
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $43 (5)(7)(8) 8,514 29
1,339
Total Information Technology 1,683
MATERIALS  0.0%
Chemicals  0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $56 (5)(7)(8) 1,182 55

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $79 (5)(7)(8) 1,910 21
76
Metals & Mining  0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $48 (5)(7)(8) 1,739 196
Kobold Metals, Series C-1, Acquisition Date: 9/20/24,
Cost $64 (5)(7)(8) 758 85
281
Total Materials 357
Total Convertible Preferred Stocks (Cost $3,049) 3,493
CORPORATE BONDS  4.2%
3M, 5.15%, 3/15/35  405,000 418
Abbott Laboratories, 4.65%, 3/15/36  345,000 345
Abbott Laboratories, 5.50%, 3/15/56  400,000 401
AbbVie, 5.40%, 3/15/54  355,000 349
AES, 5.80%, 3/15/32  595,000 620
Alexandria Real Estate Equities, 2.00%, 5/18/32  74,000 64
Alexandria Real Estate Equities, 5.25%, 5/15/36  65,000 65
Alexandria Real Estate Equities, 5.50%, 10/1/35  120,000 123
Alphabet, 4.375%, 11/15/32  405,000 410
Alphabet, 4.80%, 2/15/36  470,000 478
Alphabet, 5.65%, 2/15/56  398,000 407
Amazon.com, 5.45%, 11/20/55  590,000 580
Ameren, 5.00%, 5/15/36  305,000 306
American Express, VR, 5.667%, 4/25/36 (11) 160,000 169
American Homes 4 Rent, 5.25%, 3/15/35  100,000 101
American Medical Systems Europe, 3.25%, 3/8/34 (EUR)  279,000 326
American Tower, 4.70%, 12/15/32  140,000 141
American Tower, 4.90%, 3/15/30  60,000 62
Antofagasta, 5.625%, 9/9/35  200,000 208
APA Infrastructure, 0.75%, 3/15/29 (EUR)  200,000 222
APA Infrastructure, 5.125%, 9/16/34 (1) 75,000 77
APA Infrastructure, 5.75%, 9/16/44 (1) 100,000 103
Appalachian Power, 5.65%, 4/1/34  109,000 115
Aptiv Swiss Holdings, 3.10%, 12/1/51  595,000 388
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 100,000 100
Aspen Insurance Holdings, 5.75%, 7/1/30  175,000 184
AT&T, 3.50%, 9/15/53  555,000 378
AT&T, 4.55%, 11/1/32  230,000 231
Athene Global Funding, 5.526%, 7/11/31 (1) 410,000 417
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 250,000 251

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Autostrade per l'Italia, 2.00%, 1/15/30 (EUR)  265,000 302
BAE Systems, 5.30%, 3/26/34 (1) 250,000 263
Banco Santander, 5.127%, 11/6/35  200,000 201
Banco Santander Chile, 4.55%, 11/20/30 (1) 390,000 392
Bank Hapoalim, 4.722%, 7/14/29 (1) 490,000 491
Bank of America, VR, 1.898%, 7/23/31 (11) 1,575,000 1,429
Bank of America, VR, 5.464%, 5/9/36 (11) 400,000 419
Bank of America, VR, 5.511%, 1/24/36 (11) 570,000 598
Barclays, VR, 5.367%, 2/25/31 (11) 230,000 239
Barclays, VR, 5.785%, 2/25/36 (11) 200,000 209
BAT Capital, 5.35%, 8/15/32  415,000 436
Bayer U.S. Finance, 6.375%, 11/21/30 (1) 425,000 457
Beignet Investor, 6.581%, 5/30/49 (1) 360,000 382
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  150,000 152
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29
(EUR)  200,000 228
Blackstone Secured Lending Fund, 5.25%, 9/4/29  60,000 60
Boeing, 3.75%, 2/1/50  215,000 160
Boeing, 5.705%, 5/1/40  200,000 208
Boeing, 6.388%, 5/1/31  195,000 213
Boeing, 6.528%, 5/1/34  151,000 169
Boeing, 6.858%, 5/1/54  729,000 837
Bon Secours Mercy Health, 3.464%, 6/1/30  135,000 133
Boston Gas, 6.119%, 7/20/53 (1) 145,000 149
Brixmor Operating Partnership, 4.85%, 2/15/33  55,000 55
Brixmor Operating Partnership, 5.20%, 4/1/32  85,000 88
Broadcom, 4.35%, 2/15/30  500,000 506
Broadcom, 4.55%, 2/15/32  190,000 192
Broadcom, 5.15%, 11/15/31  300,000 314
Burlington Northern Santa Fe, 5.50%, 3/15/55  330,000 329
Cadence Design Systems, 4.70%, 9/10/34  279,000 281
CaixaBank, VR, 5.581%, 7/3/36 (1)(11) 250,000 259
CaixaBank, VR, 6.037%, 6/15/35 (1)(11) 455,000 488
Capital One Financial, VR, 7.624%, 10/30/31 (11) 75,000 85
Carvana, 9.00%, 6/1/30, (11.00% Cash or 13.00% PIK until
8/15/25 then 9.00% Cash to maturity) (1)(12) 151,160 158
Carvana, 9.00%, 6/1/31, (14.00% PIK until 8/15/25 then 9.00%
Cash to maturity) (1)(12) 207,203 227
CBRE Services, 4.80%, 6/15/30  110,000 112
CBRE Services, 4.90%, 1/15/33  85,000 86
Cellnex Finance, 2.00%, 2/15/33 (EUR)  200,000 215
Celulosa Arauco y Constitucion, 6.18%, 5/5/32 (1) 200,000 205
Centene, 4.25%, 12/15/27  85,000 84
Centene, 4.625%, 12/15/29  399,000 389

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ceska sporitelna, VR, 4.57%, 7/3/31 (EUR) (11) 700,000 870
CFE Fibra, 5.875%, 9/23/40 (1) 198,334 198
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 195,501 202
Cigna Group, 4.50%, 9/15/30  110,000 111
Cigna Group, 6.00%, 1/15/56  150,000 156
Citigroup, VR, 4.952%, 5/7/31 (11) 565,000 580
Citigroup, VR, 5.174%, 9/11/36 (11) 130,000 132
Citigroup, VR, 5.333%, 3/27/36 (11) 220,000 227
CNO Global Funding, 4.95%, 9/9/29 (1) 90,000 92
Cofinimmo, 0.875%, 12/2/30 (EUR)  200,000 213
Colbun, 5.375%, 9/11/35 (1) 200,000 203
Columbia Pipelines Holding, 5.681%, 1/15/34 (1) 420,000 440
CommonSpirit Health, 2.782%, 10/1/30  32,000 30
Constellation Energy Generation, 5.75%, 3/15/54  145,000 146
Corebridge Global Funding, 4.90%, 8/21/32 (1) 85,000 86
Corebridge Global Funding, 5.20%, 1/12/29 (1) 80,000 82
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 200,000 202
Credit Agricole, VR, 4.818%, 9/25/33 (1)(11) 650,000 655
Credit Agricole, VR, 5.222%, 5/27/31 (1)(11) 250,000 258
CVS Health, 5.00%, 9/15/32  145,000 149
CVS Health, 5.05%, 3/25/48  729,000 650
CVS Health, 5.625%, 2/21/53  440,000 419
Danske Bank, VR, 5.705%, 3/1/30 (1)(11) 310,000 324
Deere, 5.45%, 1/16/35  390,000 416
Diamondback Energy, 5.40%, 4/18/34  215,000 224
Diamondback Energy, 5.75%, 4/18/54  737,000 719
Element Fleet Management, 5.037%, 3/25/30 (1) 160,000 164
Eli Lilly, 5.55%, 10/15/55  240,000 244
EMD Finance, 4.625%, 10/15/32 (1) 580,000 587
Equitable America Global Funding, 4.70%, 9/15/32 (1) 33,000 33
Ferrari, 3.625%, 5/21/30 (EUR)  165,000 201
Fifth Third Bancorp, VR, 5.141%, 1/29/37 (11) 585,000 586
First American Financial, 2.40%, 8/15/31  475,000 419
FirstEnergy, 2.65%, 3/1/30  348,000 329
FirstEnergy, Series B, 2.25%, 9/1/30  65,000 60
FirstEnergy Transmission, 5.00%, 1/15/35  130,000 132
Fiserv, 4.55%, 2/15/31  600,000 598
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 200,000 189
Florida Power & Light, 5.60%, 2/15/66  200,000 199
Flutter Treasury, 5.875%, 6/4/31 (1) 200,000 200
Ford Motor Credit, 5.73%, 9/5/30  200,000 206
Ford Motor Credit, 7.35%, 3/6/30  500,000 541
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200,000 213

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200,000 214
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200,000 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 200,000 217
Freeport-McMoRan, 4.25%, 3/1/30  95,000 95
Freeport-McMoRan, 4.375%, 8/1/28  169,000 169
Freeport-McMoRan, 4.625%, 8/1/30  66,000 67
Freeport-McMoRan, 5.00%, 9/1/27  40,000 40
GA Global Funding Trust, 5.40%, 1/13/30 (1) 230,000 236
GA Global Funding Trust, 5.50%, 4/1/32 (1) 250,000 254
Galderma Finance Europe, 3.50%, 3/20/30 (EUR)  165,000 199
GE Vernova, 5.50%, 2/4/56  80,000 79
General Electric, 4.30%, 7/29/30  215,000 219
General Electric, 4.90%, 1/29/36  170,000 174
General Motors Financial, 5.45%, 1/8/36  90,000 92
General Motors Financial, 5.55%, 7/15/29  290,000 302
General Motors Financial, 6.40%, 1/9/33  106,000 115
GLP Capital, 5.25%, 2/15/33  250,000 253
GLP Capital, 5.625%, 3/1/36  185,000 185
Goldman Sachs Group, VR, 3.615%, 3/15/28 (11) 515,000 513
Goldman Sachs Group, VR, 4.482%, 8/23/28 (11) 760,000 765
Goldman Sachs Group, VR, 4.692%, 10/23/30 (11) 395,000 401
Goldman Sachs Group, VR, 5.016%, 10/23/35 (11) 430,000 435
Golub Capital Private Credit Fund, 5.875%, 5/1/30  314,000 314
HA Sustainable Infrastructure Capital, 6.375%, 7/1/34  693,000 716
Harbour Energy, 6.327%, 4/1/35 (1) 660,000 687
HCA, 4.60%, 11/15/32  465,000 465
Health Care Service Corp. A Mutual Legal Reserve, 5.20%,
6/15/29 (1) 155,000 160
Health Care Service Corp. A Mutual Legal Reserve, 5.45%,
6/15/34 (1) 200,000 205
Health Care Service Corp. A Mutual Legal Reserve, 5.875%,
6/15/54 (1) 405,000 393
Healthcare Realty Holdings, 2.05%, 3/15/31  190,000 169
Healthcare Realty Holdings, 3.625%, 1/15/28  575,000 570
Heathrow Funding, 1.875%, 3/14/34 (EUR)  100,000 104
Heathrow Funding, 3.875%, 1/16/36 (EUR)  105,000 124
HSBC Holdings, VR, 4.619%, 11/6/31 (11) 210,000 212
Hyundai Capital America, 4.55%, 9/26/29 (1) 255,000 259
Hyundai Capital America, 4.55%, 1/8/31 (1) 320,000 323
Hyundai Capital America, 4.75%, 9/26/31 (1) 170,000 173
Hyundai Capital America, 5.35%, 3/19/29 (1) 130,000 134
Hyundai Capital America, 5.40%, 1/8/31 (1) 80,000 84
Hyundai Capital America, 6.50%, 1/16/29 (1) 170,000 181
Imperial Brands Finance, 6.375%, 7/1/55 (1) 470,000 487

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Infrastrutture Wireless Italiane, 3.75%, 4/1/30 (EUR)  160,000 193
Intel, 5.60%, 2/21/54  190,000 179
Invitation Homes Operating Partnership, 2.00%, 8/15/31  85,000 75
Invitation Homes Operating Partnership, 5.45%, 8/15/30  111,000 116
IPALCO Enterprises, 5.75%, 4/1/34  210,000 216
Jackson Financial, 5.17%, 6/8/27  415,000 420
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 230,000 238
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 1,370,000 1,285
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 805,000 765
JPMorgan Chase, VR, 4.603%, 10/22/30 (11) 395,000 402
JPMorgan Chase, VR, 4.81%, 10/22/36 (11) 250,000 249
JPMorgan Chase, VR, 4.898%, 1/22/37 (11) 595,000 598
JPMorgan Chase, VR, 4.946%, 10/22/35 (11) 290,000 294
JPMorgan Chase, VR, 5.336%, 1/23/35 (11) 225,000 234
Kentucky Utilities, 5.85%, 8/15/55  40,000 41
Las Vegas Sands, 3.50%, 8/18/26  210,000 209
Leidos, 4.10%, 3/15/29  95,000 95
Louisville Gas & Electric, 5.85%, 8/15/55  40,000 41
LPL Holdings, 5.65%, 3/15/35  69,000 70
M&T Bank, VR, 5.40%, 7/30/35 (11) 294,000 298
Mars, 5.65%, 5/1/45 (1) 275,000 281
Marvell Technology, 2.95%, 4/15/31  322,000 301
Marvell Technology, 4.75%, 7/15/30  55,000 56
Marvell Technology, 5.45%, 7/15/35  245,000 255
Medline Borrower, 3.875%, 4/1/29 (1) 390,000 383
Medline Borrower, 6.25%, 4/1/29 (1) 175,000 181
Meta Platforms, 4.875%, 11/15/35  265,000 267
Meta Platforms, 5.50%, 11/15/45  325,000 321
Meta Platforms, 5.625%, 11/15/55  725,000 710
Minera Mexico, 5.625%, 2/12/32 (1) 590,000 616
Morgan Stanley, VR, 5.173%, 1/16/30 (11) 385,000 396
Morgan Stanley, VR, 5.32%, 7/19/35 (11) 92,000 95
Morgan Stanley, VR, 5.664%, 4/17/36 (11) 180,000 190
Morgan Stanley, Series I, VR, 4.892%, 10/22/36 (11) 590,000 587
Motorola Solutions, 5.40%, 4/15/34  180,000 188
Motorola Solutions, 5.55%, 8/15/35  380,000 400
NextEra Energy Capital Holdings, 5.85%, 3/1/56  590,000 593
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 245,000 249
Niagara Mohawk Power, 5.664%, 1/17/54 (1) 235,000 230
Niagara Mohawk Power, 5.996%, 7/3/55 (1) 140,000 143
NTT Finance, 4.876%, 7/16/30 (1) 200,000 205
NTT Finance, 5.171%, 7/16/32 (1) 200,000 207
NTT Finance, 5.502%, 7/16/35 (1) 200,000 209

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
NXP, 3.125%, 2/15/42  272,000 203
NXP, 3.25%, 11/30/51  794,000 533
Occidental Petroleum, 6.05%, 10/1/54  210,000 209
Occidental Petroleum, 8.875%, 7/15/30  960,000 1,115
ONEOK, 6.05%, 9/1/33  407,000 437
Oracle, 4.80%, 9/26/32  165,000 161
Oracle, 5.20%, 9/26/35  210,000 203
Oracle, 5.70%, 2/4/36  245,000 245
Oracle, 5.95%, 9/26/55  1,125,000 989
Oracle, 6.85%, 2/4/66  215,000 206
Orange, 4.25%, 1/13/31 (1) 200,000 200
Orange, 5.00%, 1/13/36 (1) 310,000 311
Orbia Advance Corp., 6.80%, 5/13/30 (1) 380,000 383
Pacific Gas & Electric, 3.50%, 8/1/50  144,000 99
Pacific Gas & Electric, 4.95%, 7/1/50  140,000 121
Pacific Gas & Electric, 5.00%, 6/4/28  175,000 178
Pacific Gas & Electric, 5.05%, 10/15/32  315,000 321
Pacific Gas & Electric, 5.20%, 5/1/36  200,000 200
Pacific Gas & Electric, 5.90%, 10/1/54  81,000 79
Pacific Gas & Electric, 6.00%, 5/1/56  150,000 148
Palomino Funding Trust I, 7.233%, 5/17/28 (1) 935,000 988
Paychex, 5.60%, 4/15/35  145,000 149
Philip Morris International, 4.625%, 10/29/35  395,000 391
PNC Financial Services Group, VR, 5.373%, 7/21/36 (11) 135,000 140
PNC Financial Services Group, VR, 5.575%, 1/29/36 (11) 200,000 211
Praemia Healthcare, 3.875%, 6/5/32 (EUR)  200,000 238
Prologis Targeted U.S. Logistics Fund, 4.25%, 1/15/31 (1) 200,000 200
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 215,000 212
Public Service of Oklahoma, 5.45%, 1/15/36  475,000 492
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 540,000 238
Realty Income, 5.125%, 4/15/35  65,000 67
Regal Rexnord, 6.05%, 4/15/28  380,000 394
Reinsurance Group of America, 6.00%, 9/15/33  455,000 486
Revvity, 1.90%, 9/15/28  138,000 131
Revvity, 2.25%, 9/15/31  190,000 169
RGA Global Funding, 5.00%, 8/25/32 (1) 260,000 264
Rogers Communications, 5.00%, 2/15/29  469,000 480
Rogers Communications, 5.30%, 2/15/34  525,000 536
Ross Stores, 1.875%, 4/15/31  480,000 428
RTX, 2.82%, 9/1/51  154,000 98
RTX, 3.03%, 3/15/52  125,000 83
RTX, 5.15%, 2/27/33  139,000 146
Sammons Financial Group Global Funding, 4.80%, 12/12/30 (1) 160,000 162

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sammons Financial Group Global Funding, 5.05%, 1/10/28 (1) 110,000 112
Sammons Financial Group Global Funding, 5.10%, 12/10/29 (1) 200,000 205
Santander Holdings USA, VR, 5.473%, 3/20/29 (11) 230,000 235
Sartorius Finance, 4.875%, 9/14/35 (EUR)  400,000 505
SBA Tower Trust, 1.84%, 4/15/27 (1) 560,000 546
SBA Tower Trust, 2.328%, 1/15/28 (1) 150,000 145
SBA Tower Trust, 2.593%, 10/15/31 (1) 455,000 415
SBA Tower Trust, 4.831%, 10/15/29 (1) 420,000 426
Segro Capital, 1.875%, 3/23/30 (EUR)  190,000 217
Sherwin-Williams, 5.15%, 8/15/35  41,000 42
Snam, 6.50%, 5/28/55 (1) 200,000 216
Societe Generale, VR, 2.797%, 1/19/28 (1)(11) 393,000 389
Societe Generale, VR, 5.50%, 4/13/29 (1)(11) 395,000 405
Societe Generale, VR, 6.691%, 1/10/34 (1)(11) 355,000 390
Solventum, 5.90%, 4/30/54  371,000 371
Southern California Edison, 4.80%, 3/15/33  175,000 176
Southern California Gas, 5.45%, 6/15/35  185,000 195
Southern Gas Capital, Series B, 5.10%, 9/15/35  130,000 132
Southern Power, Series B, 4.90%, 10/1/35  120,000 120
Sprint Capital, 6.875%, 11/15/28  540,000 580
Sprint Capital, 8.75%, 3/15/32  395,000 482
Standard Chartered, VR, 4.529%, 6/5/32 (1)(11) 995,000 997
Standard Chartered, VR, 6.301%, 1/9/29 (1)(11) 200,000 208
State Street, VR, 4.784%, 10/23/36 (11) 100,000 100
Sutter Health, 5.164%, 8/15/33  135,000 140
Sutter Health, Series 2025, 5.213%, 8/15/32  75,000 79
Sutter Health, Series 2025, 5.537%, 8/15/35  265,000 281
Synopsys, 4.85%, 4/1/30  280,000 287
Synopsys, 5.70%, 4/1/55  290,000 290
T-Mobile USA, 3.50%, 4/15/31  325,000 314
T-Mobile USA, 4.625%, 1/15/33  595,000 599
T-Mobile USA, 5.00%, 2/15/36  460,000 463
T-Mobile USA, 5.05%, 7/15/33  570,000 588
T-Mobile USA, 5.70%, 1/15/56  390,000 383
T-Mobile USA, 5.875%, 11/15/55  180,000 182
Targa Resources, 5.65%, 2/15/36  135,000 140
Targa Resources, 6.125%, 5/15/55  65,000 66
Targa Resources, 6.15%, 3/1/29  159,000 168
Targa Resources Partners, 5.50%, 3/1/30  600,000 610
Thermo Fisher Scientific, 4.55%, 6/15/33  95,000 96
Thermo Fisher Scientific, 4.894%, 10/7/37  355,000 358
Thermo Fisher Scientific, 5.546%, 2/12/46  155,000 158
Time Warner Cable, 6.75%, 6/15/39  170,000 174

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Time Warner Cable, 7.30%, 7/1/38  50,000 54
Toronto-Dominion Bank, 4.928%, 10/15/35  230,000 232
TotalEnergies Capital International, 3.127%, 5/29/50  183,000 126
TotalEnergies Capital International, 3.461%, 7/12/49  165,000 122
Trans-Allegheny Interstate Line, 5.00%, 1/15/31 (1) 50,000 52
Uber Technologies, 4.50%, 8/15/29 (1) 419,000 419
Uber Technologies, 4.80%, 9/15/34  63,000 63
Uber Technologies, 4.80%, 9/15/35  315,000 313
UnitedHealth Group, 4.50%, 4/15/33  420,000 419
UnitedHealth Group, 5.30%, 6/15/35  180,000 188
UnitedHealth Group, 5.95%, 6/15/55  105,000 109
Verizon Communications, 5.875%, 11/30/55  450,000 452
Vertiv Holdings, 5.80%, 3/15/56  40,000 40
Vistra Operations, 5.70%, 12/30/34 (1) 11,000 11
Vistra Operations, 6.00%, 4/15/34 (1) 130,000 138
Vistra Operations, 6.95%, 10/15/33 (1) 510,000 572
Wells Fargo, VR, 5.15%, 4/23/31 (11) 957,000 991
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 195,000 198
Total Corporate Bonds (Cost $86,442) 87,532
EQUITY FUNDS  6.1%
T. Rowe Price Institutional Emerging Markets Equity Fund (3) 1,485,954 68,696
T. Rowe Price Real Assets Fund - I Class (3) 2,743,121 56,974
Total Equity Funds (Cost $67,589) 125,670
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  0.5%
Abu Dhabi Developmental Holding, 4.50%, 5/6/30 (1) 450,000 456
Abu Dhabi Developmental Holding, 5.00%, 5/6/35 (1) 230,000 236
Comision Federal de Electricidad, 6.045%, 1/28/34 (1) 230,000 233
Comision Federal de Electricidad, 6.45%, 1/24/35 (1) 400,000 414
Corp. Andina de Fomento, VR, 6.75% (1)(11)(13) 200,000 210
Corp. Nacional del Cobre de Chile, 5.529%, 1/30/37 (1) 440,000 451
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 400,000 408
Export-Import Bank of India, 5.75%, 1/12/56 (1) 200,000 209
FIEMEX Energia - Banco Actinver Institucion de Banca Multiple,
7.25%, 1/31/41 (1) 267,437 279
Ma'aden Sukuk, 5.25%, 2/13/30 (1) 236,000 243
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 310,000 321
Petroleos Mexicanos, 5.95%, 1/28/31  410,000 402
Petroleos Mexicanos, 8.75%, 6/2/29  595,000 641
Petroleos Mexicanos, 10.00%, 2/7/33  495,000 579

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Republic of Brazil, 6.00%, 10/20/33  385,000 394
Republic of Chile, 3.10%, 5/7/41  765,000 605
Republic of Colombia, 6.125%, 1/21/31  200,000 200
Republic of Colombia, 6.50%, 1/21/33  200,000 199
Republic of Colombia, 7.75%, 11/7/36  370,000 386
Republic of Peru, 6.20%, 6/30/55  410,000 432
Republic of Romania, 5.375%, 6/7/33 (EUR) (1) 220,000 270
Republic of Romania, 5.75%, 7/4/36 (1) 270,000 269
Republic of Romania, 6.625%, 5/16/36 (1) 570,000 607
Saudi Telecom, 3.89%, 5/13/29 (1) 736,000 729
State of Israel, Series 10Y, 5.00%, 1/13/36 (6) 290,000 289
State of Israel, Series 10Y, 5.50%, 3/12/34 (6) 418,000 435
STC Sukuk II, 4.489%, 1/15/31 (1) 260,000 261
STC Sukuk II, 5.083%, 1/15/36 (1) 200,000 203
United Mexican States, 6.125%, 2/9/38  380,000 386
Total Foreign Government Obligations & Municipalities
(Cost $10,468) 10,747
MUNICIPAL SECURITIES  0.0%
California  0.0%
Los Angeles Dept. of Airports, Build America, 6.582%, 5/15/39  65,000 71
71
Illinois  0.0%
Illinois, Build America, GO, 7.35%, 7/1/35  64,286 70
70
Total Municipal Securities (Cost $136) 141
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.7%
BANK5, Series 2024-5YR12, Class A3, ARM, 5.902%, 12/15/57  195,000 207
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
TSFR + 2.274%, 5.934%, 11/15/34 (1) 235,000 3
BFLD Commercial Mortgage Trust, Series 2025-5MW, Class A,
ARM, 4.674%, 10/10/42 (1) 145,000 147
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A,
ARM, 1M TSFR + 1.293%, 4.952%, 12/15/39 (1) 341,094 341
BX Commercial Mortgage Trust, Series 2024-MDHS, Class A,
ARM, 1M TSFR + 1.641%, 5.301%, 5/15/41 (1) 626,134 627
BX Commercial Mortgage Trust, Series 2024-SLCT, Class A,
ARM, 1M TSFR + 1.323%, 4.983%, 1/15/42 (1) 300,000 300
BX Trust, Series 2025-TAIL, Class A, ARM, 1M TSFR + 1.40%,
5.06%, 6/15/35 (1) 125,000 125

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Chase Home Lending Mortgage Trust, Series 2024-RPL4,
Class A1B, CMO, ARM, 3.375%, 12/25/64 (1) 53,803 49
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 169,073 150
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  45,947 46
CONE Trust, Series 2024-DFW1, Class A, ARM, 1M TSFR +
1.642%, 5.301%, 8/15/41 (1) 395,000 395
Cross Mortgage Trust, Series 2025-H5, Class A1B, CMO,
STEP, 5.509%, 7/25/70 (1) 230,963 233
EFMT, Series 2025-INV2, Class A1, CMO, STEP, 5.387%,
5/26/70 (1) 181,811 184
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO,
ARM, 1M TSFR + 0.964%, 4.638%, 3/25/50 (1) 118,438 115
FREMF Mortgage Trust, Series 2016-K60, Class B, ARM,
3.543%, 12/25/49 (1) 750,000 743
Galton Funding Mortgage Trust, Series 2018-1, Class A23,
CMO, ARM, 3.50%, 11/25/57 (1) 21,430 20
Galton Funding Mortgage Trust, Series 2018-2, Class A22,
CMO, ARM, 4.00%, 10/25/58 (1) 11,354 11
GCAT Trust, Series 2025-NQM1, Class A1, CMO, STEP,
5.373%, 11/25/69 (1) 245,112 247
Grace Trust, Series 2020-GRCE, Class A, 2.347%, 12/10/40 (1) 300,000 272
GS Mortgage-Backed Securities Trust, Series 2014-EB1A,
Class 2A1, CMO, ARM, 5.688%, 7/25/44 (1) 1,659 2
GS Mortgage-Backed Securities Trust, Series 2020-INV1,
Class A14, CMO, ARM, 2.906%, 10/25/50 (1) 180,030 160
GS Mortgage-Backed Securities Trust, Series 2025-NQM3,
Class A1, CMO, STEP, 5.137%, 11/25/65 (1) 93,219 94
HOMES Trust, Series 2025-AFC2, Class A1B, CMO, STEP,
5.573%, 6/25/60 (1) 308,737 312
HOMES Trust, Series 2025-NQM2, Class A1, CMO, STEP,
5.425%, 2/25/70 (1) 218,871 221
HOMES Trust, Series 2026-AFC1, Class A1, CMO, ARM,
4.846%, 2/25/61 (1) 450,000 450
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A,
ARM, 5.467%, 1/13/40 (1) 410,000 427
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1,
CMO, ARM, 1.073%, 9/25/56 (1) 232,982 202
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 190,000 181
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 62,295 57
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 72,131 67

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO,
ARM, 3.568%, 12/25/50 (1) 271,535 245
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 63,151 58
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15,
CMO, ARM, 3.50%, 6/25/50 (1) 714 1
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 1,669 2
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A,
CMO, ARM, 3.23%, 6/25/50 (1) 279,566 252
JPMorgan Mortgage Trust, Series 2025-DSC2, Class A1, CMO,
ARM, 5.195%, 10/25/65 (1) 235,469 237
JPMorgan Mortgage Trust, Series 2025-NQM3, Class A1,
CMO, ARM, 5.495%, 11/25/65 (1) 319,927 323
MED Commercial Mortgage Trust, Series 2024-MOB, Class A,
ARM, 1M TSFR + 1.592%, 5.251%, 5/15/41 (1) 265,000 264
MFA Trust, Series 2022-INV2, Class A1, CMO, STEP, 4.95%,
7/25/57 (1) 321,743 321
MFA Trust, Series 2025-NQM4, Class A1F, CMO, ARM,
SOFR30A + 1.20%, 4.867%, 8/25/70 (1) 292,072 292
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
DSC2, Class A1, CMO, ARM, 5.443%, 7/25/70 (1) 95,346 96
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-
NQM5, Class A1, CMO, ARM, 5.439%, 7/25/70 (1) 88,351 89
New Residential Mortgage Loan Trust, Series 2021-INV2, Class
A4, CMO, ARM, 2.50%, 9/25/51 (1) 247,892 211
New Residential Mortgage Loan Trust, Series 2025-NQM3,
Class A1, CMO, ARM, 5.53%, 5/25/65 (1) 153,064 155
New Residential Mortgage Loan Trust, Series 2025-NQM4,
Class A1, CMO, ARM, 5.35%, 7/25/65 (1) 247,135 250
NXPT Commercial Mortgage Trust, Series 2024-STOR, Class
A, ARM, 4.312%, 11/5/41 (1) 125,000 125
OBX Trust, Series 2020-EXP3, Class 1A9, CMO, ARM, 3.00%,
1/25/60 (1) 97,637 88
OBX Trust, Series 2025-NQM15, Class A1, CMO, STEP,
5.143%, 7/27/65 (1) 139,495 141
OBX Trust, Series 2025-NQM15, Class A1F, CMO, ARM,
SOFR30A + 1.15%, 4.817%, 7/27/65 (1) 143,722 144
Real Estate Asset Liquidity Trust, Series 2025-1A, Class A1,
3.93%, 1/12/60 (CAD) (1) 1,292,125 954
ROCK Trust, Series 2024-CNTR, Class A, 5.388%, 11/13/41 (1) 470,000 486
Santander Mortgage Asset Receivable Trust, Series 2025-
NQM2, Class A1, CMO, STEP, 5.732%, 2/25/65 (1) 177,894 180
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A,
ARM, 1M TSFR + 1.392%, 5.051%, 5/15/39 (1) 555,000 555

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.434%, 4/25/43  105,105 103
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.778%, 8/25/47 (1) 184,150 178
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 24,503 23
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO,
ARM, 3.50%, 3/25/48 (1) 7,866 7
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 22,806 22
Spruce Hill Mortgage Loan Trust, Series 2022-SH1, Class A1A,
CMO, STEP, 4.10%, 7/25/57 (1) 127,840 128
Structured Agency Credit Risk Debt Notes, Series 2024-DNA2,
Class A1, CMO, ARM, SOFR30A + 1.25%, 4.917%, 5/25/44 (1) 231,330 233
Towd Point Mortgage Trust, Series 2019-HY3, Class A1A,
CMO, ARM, 1M TSFR + 1.114%, 4.788%, 10/25/59 (1) 106,310 106
Towd Point Mortgage Trust, Series 2025-1, Class A1A, CMO,
ARM, 4.802%, 6/25/65 (1) 323,820 330
Towd Point Mortgage Trust, Series 2025-1, Class A1B, CMO,
ARM, 4.802%, 6/25/65 (1) 168,564 171
Towd Point Mortgage Trust, Series 2026-1, Class A1A, CMO,
ARM, 4.198%, 1/25/66 (1) 98,976 100
TX Trust, Series 2024-HOU, Class A, ARM, 1M TSFR +
1.591%, 5.251%, 6/15/39 (1) 295,000 295
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO,
ARM, 2.50%, 9/25/51 (1) 331,856 283
Verus Securitization Trust, Series 2025-8, Class A1F, CMO,
ARM, SOFR30A + 1.15%, 4.817%, 9/25/70 (1) 367,744 368
WB Commercial Mortgage Trust, Series 2024-HQ, Class A,
ARM, 6.134%, 3/15/40 (1) 315,000 315
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE,
Class C, ARM, 1M TSFR + 2.264%, 5.924%, 2/15/40 (1) 264,000 264
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $15,108) 14,783
PRIVATE INVESTMENT COMPANIES  7.8%
Blackstone Partners Offshore Fund, Series E1 (5)(7) 54,231 160,884
Total Private Investment Companies (Cost $100,262) 160,884
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  5.0%
U.S. Government Agency Obligations  4.0%
Federal Home Loan Mortgage
2.50%, 4/1/30  60,179 59

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
3.00%, 12/1/42 - 4/1/47  374,827 351
3.50%, 8/1/42 - 3/1/44  333,409 323
4.00%, 8/1/40 - 9/1/45  256,760 256
4.50%, 6/1/39 - 10/1/41  191,344 193
5.00%, 8/1/35 - 8/1/40  129,534 133
5.50%, 10/1/38  42,954 45
6.00%, 10/1/32 - 8/1/38  32,220 34
6.50%, 9/1/34  7,232 8
7.00%, 4/1/32 - 6/1/32  1,532 2
Federal Home Loan Mortgage, ARM
1Y CMT + 2.25%, 6.317%, 10/1/36  584 1
RFUCCT1Y + 1.815%, 6.146%, 1/1/37  2,773 3
RFUCCT1Y + 1.911%, 6.219%, 12/1/36  2,171 2
RFUCCT1Y + 1.934%, 6.183%, 2/1/37  2,408 2
RFUCCT1Y + 2.032%, 6.398%, 11/1/36  6,280 6
RFUCCT1Y + 2.069%, 6.318%, 2/1/37  2,171 2
Federal Home Loan Mortgage, CMO, IO
1.50%, 1/25/51  744,606 75
2.00%, 2/25/51  968,550 127
2.50%, 7/25/50  2,047,257 351
Federal Home Loan Mortgage, UMBS
1.50%, 2/1/36  160,412 148
2.00%, 8/1/36 - 5/1/52  3,925,300 3,310
2.50%, 3/1/42 - 5/1/52  3,141,064 2,766
3.00%, 5/1/31 - 7/1/52  1,177,617 1,097
3.50%, 6/1/35 - 11/1/50  766,111 738
4.00%, 8/1/37 - 2/1/50  508,791 503
4.50%, 5/1/50 - 10/1/53  1,178,812 1,170
5.00%, 10/1/52 - 2/1/56  1,866,926 1,882
5.50%, 8/1/53 - 10/1/55  2,448,980 2,507
6.00%, 6/1/54 - 8/1/55  2,866,294 2,960
6.50%, 8/1/54 - 9/1/55  832,570 871
Federal National Mortgage Assn.
3.00%, 2/1/44  4,367 4
3.50%, 6/1/42 - 5/1/46  441,902 428
4.00%, 11/1/40  129,726 130
Federal National Mortgage Assn., ARM, RFUCCT1Y + 1.857%,
6.453%, 8/1/36  4,369 4
Federal National Mortgage Assn., CMO, IO
2.00%, 4/25/52  263,185 34
2.50%, 5/25/47  1,149,360 150
6.50%, 2/25/32  639 —

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  676,202 596
2.00%, 9/1/36 - 5/1/52  12,042,383 10,291
2.50%, 8/1/30 - 9/1/52  7,962,265 7,053
3.00%, 1/1/27 - 7/1/52  5,121,154 4,802
3.50%, 2/1/35 - 1/1/52  2,504,514 2,419
4.00%, 11/1/40 - 12/1/52  2,192,980 2,174
4.50%, 7/1/39 - 5/1/50  1,448,901 1,463
5.00%, 3/1/34 - 1/1/56  2,525,319 2,566
5.50%, 12/1/34 - 11/1/55  5,185,597 5,309
6.00%, 3/1/33 - 10/1/55  3,452,108 3,599
6.50%, 7/1/32 - 8/1/55  1,620,945 1,696
7.00%, 1/1/31 - 7/1/32  1,084 1
UMBS, TBA (14)
1.50%, 3/1/41  260,000 237
2.00%, 3/1/41 - 3/1/56  5,830,000 4,886
2.50%, 3/1/41 - 3/1/56  3,660,000 3,189
3.00%, 3/1/56  1,690,000 1,529
3.50%, 3/1/56  2,585,000 2,437
4.00%, 3/1/56  1,230,000 1,196
4.50%, 3/1/56  480,000 475
5.00%, 3/1/56  670,000 673
6.00%, 3/1/56  5,310,000 5,447
82,713
U.S. Government Obligations  1.0%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  216,068 198
2.00%, 1/20/51 - 3/20/52  2,616,940 2,217
2.50%, 8/20/50 - 4/20/52  3,606,693 3,183
3.00%, 7/15/43 - 6/20/52  2,011,932 1,857
3.50%, 8/20/42 - 7/20/52  1,488,374 1,433
4.00%, 2/20/41 - 10/20/52  1,779,669 1,739
4.50%, 11/20/39 - 4/20/53  1,153,529 1,161
5.00%, 7/20/39 - 6/20/49  763,776 787
5.50%, 1/20/36 - 3/20/49  386,224 399
6.00%, 4/15/36 - 11/20/52  362,826 376
7.00%, 2/20/27  189 —
7.50%, 6/15/32  2,440 3
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  47,173 44
3.50%, 10/20/50  250,000 213
Government National Mortgage Assn., CMO, IO
2.00%, 12/20/50 - 2/20/51  6,038,871 718

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
2.50%, 6/20/51  2,922,848 426
3.50%, 5/20/43  38,890 6
4.00%, 2/20/43  25,007 4
Government National Mortgage Assn., TBA (14)
4.50%, 3/20/56  1,520,000 1,502
5.00%, 3/20/56  2,250,000 2,258
5.50%, 3/20/56  1,475,000 1,494
20,018
Total U.S. Government & Agency Mortgage-Backed
Securities (Cost $104,272) 102,731
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  6.3%
U.S. Treasury Obligations  6.3%
U.S. Treasury Bonds, 2.375%, 2/15/42  1,230,000 935
U.S. Treasury Bonds, 3.25%, 5/15/42  550,000 473
U.S. Treasury Bonds, 3.375%, 8/15/42 (15) 8,620,000 7,512
U.S. Treasury Bonds, 3.875%, 2/15/43  4,330,000 4,012
U.S. Treasury Bonds, 4.00%, 11/15/42  4,855,000 4,580
U.S. Treasury Bonds, 4.00%, 11/15/52  465,000 418
U.S. Treasury Bonds, 4.125%, 8/15/44  915,000 867
U.S. Treasury Bonds, 4.125%, 8/15/53  785,000 720
U.S. Treasury Bonds, 4.25%, 2/15/54  4,275,000 4,004
U.S. Treasury Bonds, 4.25%, 8/15/54  4,540,000 4,254
U.S. Treasury Bonds, 4.375%, 8/15/43  2,890,000 2,843
U.S. Treasury Bonds, 4.50%, 2/15/44 (15) 11,300,000 11,266
U.S. Treasury Bonds, 4.50%, 11/15/54  8,860,000 8,657
U.S. Treasury Bonds, 4.625%, 11/15/44  3,295,000 3,326
U.S. Treasury Bonds, 4.75%, 11/15/43  2,095,000 2,157
U.S. Treasury Notes, 0.625%, 12/31/27  1,100,000 1,046
U.S. Treasury Notes, 1.50%, 1/31/27  830,000 815
U.S. Treasury Notes, 3.50%, 2/15/33  1,080,000 1,065
U.S. Treasury Notes, 3.625%, 8/31/29  4,715,000 4,744
U.S. Treasury Notes, 3.75%, 12/31/30  5,300,000 5,353
U.S. Treasury Notes, 3.75%, 8/31/31  6,985,000 7,042
U.S. Treasury Notes, 3.875%, 11/30/27  4,545,000 4,580
U.S. Treasury Notes, 3.875%, 4/30/30 (15) 5,520,000 5,605
U.S. Treasury Notes, 4.00%, 6/30/28  3,030,000 3,072
U.S. Treasury Notes, 4.00%, 10/31/29  2,550,000 2,598
U.S. Treasury Notes, 4.00%, 3/31/30  1,720,000 1,755
U.S. Treasury Notes, 4.00%, 1/31/31  5,590,000 5,708
U.S. Treasury Notes, 4.00%, 2/15/34  1,545,000 1,565
U.S. Treasury Notes, 4.125%, 9/30/27  250,000 253

T. ROWE PRICE Spectrum Conservative Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 4.125%, 10/31/27  415,000 420
U.S. Treasury Notes, 4.125%, 10/31/29  280,000 287
U.S. Treasury Notes, 4.25%, 1/31/30  3,640,000 3,745
U.S. Treasury Notes, 4.25%, 11/15/34  805,000 827
U.S. Treasury Notes, 4.375%, 11/30/28  1,820,000 1,867
U.S. Treasury Notes, 4.375%, 12/31/29 (15) 6,465,000 6,677
U.S. Treasury Notes, 4.375%, 11/30/30  5,360,000 5,559
U.S. Treasury Notes, 4.375%, 5/15/34  240,000 249
U.S. Treasury Notes, 4.625%, 9/30/28  2,070,000 2,133
U.S. Treasury Notes, 4.625%, 4/30/31  4,565,000 4,795
U.S. Treasury Notes, 4.625%, 5/31/31  1,615,000 1,697
129,481
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $128,715) 129,481
SHORT-TERM INVESTMENTS  6.0%
Money Market Funds  6.0%
T. Rowe Price Government Reserve Fund, 3.73% (3)(16) 123,096,177 123,096
Total Short-Term Investments (Cost $123,096) 123,096
SECURITIES LENDING COLLATERAL  0.1%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Treasury Reserve Fund, 3.67% (3)(16) 1,090,433 1,090
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 1,090
Total Securities Lending Collateral (Cost $1,090) 1,090

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest
Rate Swap, 1/12/29
Receive Fixed 2.50%
Annually, Pay Variable
3.68% (SOFR)
Annually, 1/8/27 @
2.50%* (5) 2 78,600 198
Barclays Bank
Credit Default
Swap, Protection
Bought (Relevant
Credit: Markit CDX.
NA.HY-S45, 5 Year
Index, 12/20/30),
Pay 5.00% Quarterly,
Receive upon credit
default, 4/15/26 @
1.07%* (5) 1 7,950 99
Morgan Stanley
10 Year Interest Rate
Swap, 4/8/36 Pay
Fixed 4.05% Annually,
Receive Variable
3.68% (SOFR)
Annually, 4/6/26 @
4.05%* (5) 1 7,855 1
Morgan Stanley
S&P 500 Index,
Call, 4/17/26 @
$7,125.00 (5) 47 32,331 235
Total Options Purchased (Cost $423) 533
Total Investments in Securities  101.2%
(Cost $1,663,920) $ 2,087,745
Other Assets Less Liabilities (1.2)% (24,874)
Net Assets 100.0% $ 2,062,871
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
* Exercise Spread
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $76,567 and represents 3.7% of net assets.

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
(2) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Affiliated Companies
(4) SEC 30-day yield
(5) Non-income producing
(6) All or a portion of this security is on loan at February 28, 2026.
(7) Level 3 in fair value hierarchy.
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,537 and represents 0.2% of net assets.
(9) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitments at February 28, 2026, were $278 and were valued at $291
(0.0% of net assets).
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(13) Perpetual security with no stated maturity date.
(14) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $25,323 and represents 1.2% of net assets.
(15) At February 28, 2026, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(16) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
1Y CMT One year U.S. Treasury note constant maturity
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CHF Swiss Franc
CLO Collateralized Loan Obligation

T. ROWE PRICE Spectrum Conservative Allocation Fund

.
.
.
.
.
.
.
.
.
.
CMO Collateralized Mortgage Obligation
CVA Dutch Certificate (Certificaten Van Aandelen)
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
HKD Hong Kong Dollar
HUF Hungarian Forint
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
JPY Japanese Yen
KRW South Korean Won
KZT Kazakhstan Tenge
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
OTC Over-the-counter
PHP Philippines Peso
PIK Payment-in-kind
PIPE Private Investment in Public Equity
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RFUCCT1Y Twelve month FTSE USD IBOR Consumer Cash Fallback
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SPAC Special Purpose Acquisition Company
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
THB Thai Baht
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Par $ Value
(Cost and value in $000s)
TBA SALES COMMITMENTS
 (0.3)%
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES
 (0.3)%
U.S. Government Obligations  (0.3)%
Government National Mortgage Assn., TBA, 6.00%, 3/20/56  5,135,000 (5,239)
Total TBA Sales Commitments (Proceeds $(5,230)) (5,239)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.0)%
OTC Options Written (0.0)%
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
2 Year Interest Rate Swap,
1/12/29 Receive Fixed
2.00% Annually, Pay
Variable 3.68% (SOFR)
Annually, 1/8/27 @ 2.00%* 2 78,600 (92)
Barclays Bank
Credit Default Swap,
Protection Bought
(Relevant Credit: Markit
CDX.NA.HY-S45, 5 Year
Index, 12/20/30), Pay
5.00% Quarterly, Receive
upon credit default,
4/15/26 @ 1.02%* 1 7,950 (21)
Morgan Stanley
S&P 500 Index, Put,
4/17/26 @ $6,150.00 47 32,331 (145)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Call,
3/20/26 @ $81.00 1,615 13,036 (12)
Wells Fargo
iShares iBoxx High Yield
Corporate Bond ETF, Put,
3/20/26 @ $81.00 1,615 13,036 (113)
Total Options Written (Premiums $(345)) $ (383)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 19,400 718 683 35
Total Bilateral Credit Default Swaps, Protection
Sold 683 35
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 96 — 1 (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 150 1 2 (1)
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.171% (SOFR
+ 0.48%) at Maturity, 5/19/26 35 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 32 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 44 — — —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 235 2 4 (2)
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 237 3 6 (3)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.171% (SOFR +
0.48%) at Maturity, 5/19/26 30 (1) — (1)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 47 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.171% (SOFR + 0.48%) at
Maturity, 5/19/26 42 — — —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.171%
(SOFR + 0.48%) at Maturity, 5/19/26 45 1 1 —
JPMorgan Chase, Receive Underlying
Reference: iShares iBoxx Investment
Grade Bond ETF Monthly, Pay Variable
4.024% (SOFR + 0.35%) Monthly,
1/18/28 1,072 (2) — (2)
Total Bilateral Total Return Swaps 16 (10)
Total Bilateral Swaps 699 25
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Protection Bought (Relevant Credit:
Dow Chemical), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/30 297 1 (1) 2
Total Centrally Cleared Credit Default Swaps,
Protection Bought 2
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 10,160 217 219 (2)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 969 (25) 9 (34)

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: SES,
Ba1*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 (EUR) * 517 (24) (17) (7)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (43)
Total Centrally Cleared Swaps (41)
Net payments (receipts) of variation margin to date 36
Variation margin receivable (payable) on centrally cleared swaps $ (5)
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $35.

T. ROWE PRICE Spectrum Conservative Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 3/6/26 THB 31,190 USD 982 $ 22
Bank of America 3/6/26 USD 196 PHP 11,594 (5)
Deutsche Bank 3/6/26 USD 199 PHP 11,826 (6)
Deutsche Bank 4/10/26 KZT 204,890 USD 398 6
Deutsche Bank 4/10/26 USD 400 KZT 204,890 (4)
Deutsche Bank 4/17/26 HUF 344,308 USD 1,080 (4)
Goldman Sachs 3/6/26 PHP 57,970 USD 981 24
HSBC Bank 4/24/26 USD 788 AUD 1,165 (41)
JPMorgan Chase 3/6/26 USD 387 PHP 22,956 (11)
JPMorgan Chase 3/9/26 MYR 4,020 USD 981 53
JPMorgan Chase 4/17/26 HUF 95,918 USD 297 3
Morgan Stanley 5/22/26 USD 4,436 EUR 3,729 11
Nomura Securities
International 4/24/26 USD 712 AUD 1,020 (14)
RBC Dominion
Securities 4/24/26 USD 983 CAD 1,352 (11)
Standard Chartered 3/6/26 USD 195 PHP 11,594 (6)
Standard Chartered 3/9/26 USD 1,000 MYR 4,020 (33)
UBS Investment Bank 3/6/26 USD 1,000 THB 31,190 (4)
UBS Investment Bank 4/17/26 USD 1,320 HUF 440,226 (56)
UBS Investment Bank 4/24/26 AUD 2,185 USD 1,460 95
Net unrealized gain (loss) on open forward
currency exchange contracts $ 19

T. ROWE PRICE Spectrum Conservative Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 19 MSCI EAFE Index contracts 3/26 (3,007) $ (268)
Short, 48 S&P 500 E-Mini Index contracts 3/26 (16,534) (12)
Short, 22 Euro BOBL contracts 6/26 (3,070) (5)
Short, 6 Euro BUND contracts 6/26 (916) (3)
Short, 6 Government of Canada five year bond
contracts 6/26 (507) (1)
Long, 26 U.S. Treasury Notes five year contracts 6/26 2,864 11
Long, 154 U.S. Treasury Notes two year contracts 6/26 32,228 36
Short, 8 Ultra U.S. Treasury Notes ten year
contracts 6/26 (934) (5)
Net payments (receipts) of variation margin to date 330
Variation margin receivable (payable) on open futures contracts $ 83

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 5.82%  $ — $ (5,767) $ 5,791
T. Rowe Price Emerging Markets Bond Fund -
I Class, 5.58%  90 8,280 4,461
T. Rowe Price Inflation Protected Bond Fund - I
Class, 0.77%  — 14 525
T. Rowe Price Institutional Emerging Markets
Equity Fund  2,219 20,508 698
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 6.48%  (54) (690) 1,945
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.99%  (200) 910 4,346
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 3.08%  — 990 3,174
T. Rowe Price Limited Duration Inflation
Focused Bond Fund - I Class, 0.35%  — (65) 367
T. Rowe Price Real Assets Fund - I Class  2,578 16,134 1,779
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 4.58%  (1,625) 2,615 615
T. Rowe Price Government Reserve Fund,
3.73% — — 1,155++
T. Rowe Price Treasury Reserve Fund, 3.67% — — 1,889++
Affiliates not held at period end (23,197) 17,953 9,128
Totals $ (20,189)# $ 60,882 $ 35,873+

T. ROWE PRICE Spectrum Conservative Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Dynamic Global
Bond Fund - I Class, 5.82%  $ 109,339 $ 94,638 $ — $ 198,210
T. Rowe Price Emerging
Markets Bond Fund - I Class,
5.58%  89,998 7,046 3,410 101,914
T. Rowe Price Inflation
Protected Bond Fund - I Class,
0.77%  11,192 625 — 11,831
T. Rowe Price Institutional
Emerging Markets Equity
Fund  57,071 1,598 10,481 68,696
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 6.48%  36,068 1,939 1,384 35,933
T. Rowe Price Institutional
High Yield Fund - Institutional
Class, 5.99%  80,579 7,280 2,425 86,344
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 3.08%  114,661 7,964 — 123,615
T. Rowe Price Limited
Duration Inflation Focused
Bond Fund - I Class, 0.35%  8,587 1,666 — 10,188
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  116,080 9,128 143,161 —
T. Rowe Price Real Assets
Fund - I Class  51,413 1,779 12,352 56,974
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I
Class, 4.58%  20,536 611 7,475 16,287
T. Rowe Price Government
Reserve Fund, 3.73% 5,021  ¤  ¤ 123,096
T. Rowe Price Treasury
Reserve Fund, 3.67% 91,950  ¤  ¤ 1,090
Total $ 834,178^

T. ROWE PRICE Spectrum Conservative Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $900 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $35,873 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $810,570.

T. ROWE PRICE Spectrum Conservative Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Funds II, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Spectrum Conservative
Allocation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Spectrum Conservative Allocation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Spectrum Conservative Allocation Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s
NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices.
Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of

T. ROWE PRICE Spectrum Conservative Allocation Fund

the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Spectrum Conservative Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 383,013 $ — $ 383,013
Bond Funds 584,322 — — 584,322
Common Stocks 529,289 174,734 1,552 705,575
Convertible Bonds — — 69 69
Convertible Preferred Stocks 674 — 2,819 3,493
Equity Funds 125,670 — — 125,670
Private Investment
Companies — — 160,884 160,884
Short-Term Investments 123,096 — — 123,096
Securities Lending Collateral 1,090 — — 1,090
Options Purchased — 533 — 533
Total Securities 1,364,141 558,280 165,324 2,087,745
Swaps* — 729 — 729
Forward Currency Exchange
Contracts — 214 — 214
Futures Contracts* 47 — — 47
Total $ 1,364,188 $ 559,223 $ 165,324 $ 2,088,735
Liabilities
TBA Sales Commitments $ — $ 5,239 $ — $ 5,239
Options Written — 383 — 383
Swaps* — 46 — 46
Forward Currency Exchange
Contracts — 195 — 195
Futures Contracts* 294 — — 294
Total $ 294 $ 5,863 $ — $ 6,157

T. ROWE PRICE Spectrum Conservative Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $9,006,000 for the period ended February 28, 2026. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities,
U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency
Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment
in Securities
Common
Stocks $ 517 $ 393 $ 720 $ (52) $ — $ (26) $ 1,552
Convertible
Bonds 44 (8) 69 — — (36) 69
Convertible
Preferred
Stocks 1,880 639 477 (239) 62 — 2,819
Private
Investment
Companies 124,771 13,113 35,000 (12,000) — — 160,884
Total $ 127,212 $ 14,137 $ 36,266 $ (12,291) $ 62 $ (62) $ 165,324

T. ROWE PRICE Spectrum Conservative Allocation Fund

inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 1,552 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
dilution
15% 15% Decrease
Discount for
uncertainty
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.0x
– 9.6x
7.2x Increase
Sales growth
rate
17%
– 24%
23% Increase
Enterprise
value to gross
profit multiple
4.9x
– 12.3x
9.5x Increase
Gross profit
growth rate
17%
– 25%
24% Increase
Premium to
public company
multiples
19%
– 26%
23% Increase
Discount to
public company
multiples
13%
– 32%
23% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Convertible
Bonds
$ 69 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 2,819 Recent
comparable
transaction
price(s)
—# —# —# —#
Private
company
valuation
—# —# —#
Discount for
dilution
15% 15% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
10%
– 70%
33% Increase
Enterprise
value to sales
multiple
1.5x
– 30.7x
9.0x Increase
Sales growth
rate
15%
– 127%
54% Increase
Enterprise
value to gross
profit multiple
2.6x
– 32.3x
12.8x Increase
Gross profit
growth rate
17%
– 116%
46% Increase
Enterprise
value to
EBITDA
multiple
19.6x 19.6x Increase
Price-to-
earnings
multiple
61.1x 61.1x Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

Investment in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Premium to
public company
multiples
1%
– 79%
26% Increase
Cost of capital 20%
– 38%
26% Decrease
Rate of return 29%
– 35%
32% Decrease
Discount to
public company
multiple
13%
– 40%
26% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
recoverability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% – 5% 5% Increase
Volatility 45%
– 58%
55% Increase
Private
Investment
Companies
$ 160,884 Rollforward of
Investee NAV
Estimated
return
0.77% 0.77% Increase

T. ROWE PRICE Spectrum Conservative Allocation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F101-054Q3 02/26